N-6	Apr. 18, 2025 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	PACIFIC SELECT EXEC SEPARATE ACCT PACIFIC LIFE INS
Entity Central Index Key	0000832908
Entity Investment Company Type	N-6
Document Period End Date	Apr. 18, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals

If you fully surrender your Policy within the first 14 years of Policy issue or any Basic Life Coverage Layer added to the Policy (each Basic Life Coverage Layer will have its own 14-year period from the date it went into effect) you will be assessed a surrender charge of up to a maximum of 4.404% ($44.04) per $1,000 of Basic Face Amount. This charge will vary based on the individual characteristics of the Insured and other options chosen.

For example, if you fully surrender your Policy within the first 14 years of Policy issue, you could pay a surrender charge up to $4,404 on a $100,000 of Basic Face Amount.

Fee Tables Surrendering Your Policy
Transaction Charges

In addition to Surrender Charges, you may also be charged for other transactions. These other charges may include charges for each premium paid, withdrawal charges for partial withdrawals, transfer fees for transfers among the Investment Options, fees for Illustration requests and fees with the exercise of certain riders.

Fee Tables Deductions From Your Premiums Making Withdrawals
Ongoing Fees and Expenses (annual charges)

In addition to Surrender Charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy, administrative charges, asset charges, Coverage charges, interest on any Policy loans, and the cost of optional benefits available under the Policy. Certain fees and expenses are set based on characteristics of the Insured (e.g. age, sex, and rating classification). Please review the Policy Specifications page of your Policy for rates applicable to your Policy.

You will also bear expenses associated with the Funds you choose under the Policy, as shown in the following table:

Fee Tables Monthly Deductions Appendix: Funds Available Under the Policy
	ANNUAL FEE	MINIMUM	MAXIMUM
	Variable Investment Options (Fund fees and expenses)	0.08%[1]	1.93%[1]

1 As a percentage of Fund net assets.

Charges for Early Withdrawals [Text Block]	Charges for Early Withdrawals

If you fully surrender your Policy within the first 14 years of Policy issue or any Basic Life Coverage Layer added to the Policy (each Basic Life Coverage Layer will have its own 14-year period from the date it went into effect) you will be assessed a surrender charge of up to a maximum of 4.404% ($44.04) per $1,000 of Basic Face Amount. This charge will vary based on the individual characteristics of the Insured and other options chosen.

For example, if you fully surrender your Policy within the first 14 years of Policy issue, you could pay a surrender charge up to $4,404 on a $100,000 of Basic Face Amount.

Fee Tables

Surrendering Your Policy

Surrender Charge Phaseout Period, Years	14
Surrender Charge (of Amount Surrendered) Maximum [Percent]	4.404%
Surrender Charge Example Maximum [Dollars]	$ 4,404
Surrender Charge Footnotes [Text Block]	The Surrender Charge is based on the Age and Risk Class of the Insured, the Face Amount of the effected Coverage Layer(s), as well as the Death Benefit Option you choose. If there is a reduction in the Face Amount of a Basic Coverage Layer, including decreases due to withdrawals, the Surrender Charge for the effected Basic Coverage Layer will not change. The Surrender Charge reduces to $0 after 14 years from the effective date of each Coverage Layer. The Surrender Charge shown in the table may not be typical of the Surrender Charge you will pay. Ask your life insurance producer for information on this charge for your Policy. The surrender charge for your Policy will be stated in the Policy Specifications.
Transaction Charges [Text Block]	Transaction ChargesIn addition to Surrender Charges, you may also be charged for other transactions. These other charges may include charges for each premium paid, withdrawal charges for partial withdrawals, transfer fees for transfers among the Investment Options, fees for Illustration requests and fees with the exercise of certain riders.

Fee Tables

Deductions From Your Premiums

Making Withdrawals

Ongoing Fees and Expenses [Table Text Block]	Ongoing Fees and Expenses (annual charges)

In addition to Surrender Charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy, administrative charges, asset charges, Coverage charges, interest on any Policy loans, and the cost of optional benefits available under the Policy. Certain fees and expenses are set based on characteristics of the Insured (e.g. age, sex, and rating classification). Please review the Policy Specifications page of your Policy for rates applicable to your Policy.

You will also bear expenses associated with the Funds you choose under the Policy, as shown in the following table:

Fee Tables

Monthly Deductions

Appendix: Funds Available Under the Policy

 ANNUAL FEE MINIMUMMAXIMUM Variable Investment Options (Fund fees and expenses)0.08%[1]1.93%[1]

1 As a percentage of Fund net assets.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.08%	[1]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.93%	[1]
Investment Options Footnotes [Text Block]	As a percentage of Fund net assets.
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Policy, including loss of principal and previous earnings.	Principal Risks of Investing in the Policy

Not a Short-Term Investment

This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is designed to provide a Death Benefit. No withdrawals may be made during the first year of the Policy. This Policy may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs.

Surrender Charges apply for up to 14 years for each Basic Life Coverage Layer added to the Policy and any withdrawals may be subject to income tax and tax penalties. If there is a reduction in the Face Amount of a Basic Life Coverage Layer, including decreases for withdrawals if applicable, the surrender charge for the effected Basic Life Coverage Layer will not change.

Principal Risks of Investing in the Policy Surrendering Your Policy

Risks Associated with Investment Option

An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Policy (e.g. Funds).

Each Investment Option (including any Fixed Option) will have its own unique risks.

You should review, working with your life insurance producer, the Investment Options before making an investment decision.

Principal Risks of Investing in the Policy Investment Options – Fixed Options Appendix: Funds Available Under the Policy
Insurance Company Risks

Investment in the Policy is subject to the risks related to us, and any obligations (including any Fixed Option), guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling us at (800) 347-7787 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Policy About Pacific Life

Contract Lapse

Your Policy remains In Force as long as you have sufficient Net Accumulated Value to cover your Policy’s Monthly Deductions of Policy charges. Insufficient premium payments, poor investment performance, withdrawals, unpaid loans or loan interest and fees associated with the exercise of certain riders may cause your Policy to lapse. If the Policy lapses, that means no death benefit will be paid. There are costs associated with reinstating a lapsed Policy.

If the Policy lapses, you have three years from the end of the Grace Period to apply for reinstatement. There is no guarantee that reinstatement will be approved and there are costs associated with reinstating a lapsed Policy. If the Policy is reinstated, the same Risk Classes in use at the time of lapse will apply to the reinstated Policy. There is no guarantee that a reinstatement will be approved.

Principal Risks of Investing in the Policy Lapsing and Reinstatement

Investment Restrictions [Text Block]	Investments

Not all Investment Options may be available to you.

Transfers between Investment Options are generally limited to 25 each calendar year and any transfers to or from the Fixed Account or Fixed LT Account will be counted towards the 25 allowed each calendar year unless part of a transfer program (for example, the first year transfer service). Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. Additional Fund transfer restrictions apply.

Under the Fixed Options, there are frequency, amount and/or percentage limits on the amount that may be transferred into or out of the Fixed Options. These limits are significantly more restrictive than those that apply to transfers into or out of the Variable Investment Options. It may take several Policy Years to transfer your Accumulated Value out of either of the Fixed Options to the Variable Investment Options. Additional Fixed Option transfer restrictions apply. Currently, we are not imposing the amount and/or percentage limits on the Fixed Options.

Certain Funds may stop accepting additional investments into their Fund or may liquidate a Fund. In addition, if a Fund determines that excessive trading has occurred, they may limit your ability to continue to invest in their Fund for a certain period of time.

We reserve the right to add, remove, close to new investment, or substitute Funds as Investment Options. We reserve the right to add, remove, or change Fixed Options and Variable Investment Options.

Transferring Among Investment Options and Market-Timing Restrictions

Transfer Services

Loans

Appendix: Funds Available Under the Contract
Optional Benefit Restrictions [Text Block]	Optional Benefits

We offer several optional benefits in the form of a rider to the Policy. Various optional benefits are available and some have an additional charge. Not all riders are available in every state. We may stop offering an optional benefit at any time for new Policy purchases.

Certain optional benefits limit or restrict the Investment Options that you may select under the Contract. If you purchase the Flexible Duration No-Lapse Guarantee Rider, you must allocate 100% of your Accumulated Value among the allowable Investment Options as indicated under the APPENDIX: FUNDS AVAILABLE UNDER THIS POLICY – Allowable Investment Options section in this prospectus.

Optional Riders and Benefits
Tax Implications [Text Block]	Tax ImplicationsConsult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Tax consequences for loans and withdrawals generally differ. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan.Variable Life Insurance and Your Taxes
Investment Professional Compensation [Text Block]	Investment Professional CompensationSome financial professionals may receive compensation for selling this Policy to you in the form of commissions, additional cash compensation, and non-cash compensation. We may also provide additional payments in the form of cash, other special compensation or reimbursement of expenses to the financial professional’s selling broker dealer. These financial professionals may have a financial incentive to offer or recommend this Policy over another investment. Distribution Arrangements
Exchanges [Text Block]	Exchanges

Some financial professionals may have a financial incentive to offer you a new policy in place of the one you already own.

You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.

Policy Exchanges

Distribution Arrangements

Item 4. Fee Table [Text Block]

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy Specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender or make withdrawals from the Policy, or transfer Accumulated Value between Investment Options.

TRANSACTION FEES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Maximum Sales Charge Imposed on Premiums (Load)
Basic premium load	Upon receipt of premium[3]	6.90% of basic premium
Surplus premium load	Upon receipt of premium that exceeds the Premium Band amount[3]	20.00% of surplus premium
Internal premium load	Upon receipt of a replacement or conversion of a policy you have with us3	6.90% of internal premium

Maximum Surrender Charge[1]	Upon full surrender of the Policy if any Basic Coverage Layer has been in effect for less than 14 years.[3]	$44.04 per $1,000 of Basic Face Amount

Withdrawal charge (including any withdrawals under the Automated Income Program)[2]	Upon partial withdrawal of Accumulated Value	$25 per withdrawal
Excess Transfer Charge[2]	Upon transfer of Accumulated Value between Investment Options	$25 per transfer in excess of 12 per Policy Year
Evaluation of Insurability[2]	Upon a non-scheduled request to increase the Basic Face Amount	$100 per request

Illustration request[2]	Upon request of Policy Illustration in excess of 1 per year	$25 per request

Face Amount Increase[2]	Upon effective date	$100 per request
Terminal Illness Rider Processing Charge[2]	Upon approval of specific request	$100 per request

[1] The Surrender Charge is based on the Age and Risk Class of the Insured, the Face Amount of the effected Coverage Layer(s), as well as the Death Benefit Option you choose. If there is a reduction in the Face Amount of a Basic Coverage Layer, including decreases due to withdrawals, the Surrender Charge for the effected Basic Coverage Layer will not change. The Surrender Charge reduces to $0 after 14 years from the effective date of each Coverage Layer. The Surrender Charge shown in the table may not be typical of the Surrender Charge you will pay. Ask your life insurance producer for information on this charge for your Policy. The surrender charge for your Policy will be stated in the Policy Specifications.

2 We currently do not impose this charge and we reserve the right to do so in the future.

3 If an internal transfer occurs between two variable universal life policies you have with us in connection with a transfer or exchange offer by Pacific Life or Pacific Select Distributors, LLC (our distributor), including pursuant to a conversion or split option rider, the amount transferred will not incur any Premium Load (which includes basic, surplus, and internal premium loads). Premium loads will apply (basic and surplus, if applicable) on the new Policy for additional premium added at issue or after the initial premium is paid. In addition, the internal transfer will not incur a Surrender Charge on any amount transferred from the old to purchase the new policy. Any Surrender Charge applicable to the new policy will continue to apply under the terms of the new policy.

We offer different underwriting methods such as guaranteed issue, simplified issue, or regular issue. The cost of insurance rates is generally higher if guaranteed issue or simplified issue are used, than if the Policy is issued through regular underwriting. As a result, a healthy individual who uses regular issue for the Policy may be subject to lower cost of insurance rates than if the individual uses guaranteed or simplified issue.

The next table describes the fees and expenses that you will pay periodically during the time you own the Policy, not including Fund fees and expenses.

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Base Policy Charges:
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.34 per $1,000 of Net Amount At Risk for a male standard non-smoker or standard non tobacco who is Age 55 at Policy issue[3]
Minimum and Maximum current charge		$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Current charge during Policy Year 1 is $0.1636 per $1,000 of Net Amount At Risk for a male standard non-smoker or standard non-tobacco who is Age 55 at Policy issue[3]
Administrative charge[1]
Maximum guaranteed and current charge	Monthly Payment Date	$10.00
Asset charge[1]
Maximum guaranteed charge Current charge	Monthly Payment Date

Maximum guaranteed charge is 0.60% annually (0.05% monthly) of unloaned Accumulated Value

Current charge is 0.25% annually (0.0208% monthly) of unloaned Accumulated Value for Policy Years 1 through 20 and 0.15% annually (0.0125% monthly) of unloaned Accumulated Value for Policy Years 21 and each Policy Year thereafter.

Coverage charge1,4,
Minimum and Maximum guaranteed charge	Monthly Payment Date, beginning on effective date of each Basic Life Coverage Layer	$24.50 per Policy plus $0.1246–$4.8278 per $1,000 of Basic Life Coverage Layer
Charge for a representative Insured

Maximum guaranteed charge during Policy Year 1 is $24.50 per Policy plus $1.499 per $1,000 of Basic Life Coverage Layer for a male standard non-smoker or standard non tobacco who is Age 55 at Policy issue, with Death Benefit Option A3.

Minimum and Maximum current charge		$24.50 per Policy plus $0.0870–$4.8278 per $1,000 of Basic Life Coverage Layer, multiplied by a Coverage charge factor of 0% to 100%
Charge for a representative Insured

Current charge during Policy Year 1 is $24.50 per Policy plus $0.8758 per $1,000 of Basic Life Coverage Layer for a male standard non-smoker or standard non tobacco who is Age 55 at Policy issue, with Death Benefit Option A3

Optional Benefit Charges[6]:
Loan interest charge
Maximum guaranteed and current charge	Policy Anniversary	2.25% of Policy’s Loan Account balance annually[5]
Flexible Duration No-Lapse Guarantee Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.0218–$6.3074 per $1,000 of Net Amount of Risk
Charge for a representative Insured		Maximum guaranteed charge is $0.7882 per $1,000 of Net Amount At Risk at the end of Policy Year 1 for a male standard

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
non-smoker or standard non tobacco who is Age 55 at Policy issue[3]

Minimum and Maximum current charge		$0.0049–$0.3264 per $1,000 of Net Amount of Risk
Charge for a representative Insured		Current charge is $0.0520 per $1,000 of Net Amount At Risk at the end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 55 at Policy issue[3]
Premier Chronic Illness Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.0906–$1.6976 per $1,000 of Rider Net Amount at Risk
Charge for a representative Insured		Maximum guaranteed charge is $0.4647 per $1,000 of Rider Net Amount at Risk for a single male, who is Age 55 at Policy Issue with a 2.0% benefit[3]
Minimum and Maximum current charge		$0.0604–$1.5278 per $1,000 of Rider Net Amount at Risk
Charge for a representative Insured		Current charge is $0.2703 per $1,000 of Rider Net Amount at Risk for a single male, who is Age 55 at Policy issue with a 2.0% benefit[3]

[1] The guaranteed charge is not deducted on and after your Policy’s Monthly Deduction End Date.

[2] Cost of insurance rates apply uniformly to all members of the same Class and vary based on Age, sex, and Risk Class of the Insured. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized Illustrations. Cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated using the Net Amount At Risk.

[3] Charges shown for the representative Insured may not be typical of the charges you will pay.

[4] The Coverage charge rate is based on the Age, sex, and Risk Class of the Insured on the Policy Date or date Rider is effective. It also varies with the Death Benefit Option you choose. Each Coverage Layer will have a corresponding Coverage charge related to the amount of the increase, based on the Age and Risk Class of the Insured at the time of the increase. If there is a reduction in the Face Amount of a Basic Life Coverage Layer, including decreases for any withdrawals, the Coverage charge for the effected Basic Life Coverage Layer will not change. For the current Coverage charge, we use a Coverage charge factor which may reduce the amount charged and varies by Policy duration. Ask your life insurance producer for information regarding this charge for your Policy. The Coverage charge for your Policy will be stated in the Policy Specifications.

5 In addition to the loan interest charge, the Loan Account Value that is used to secure Policy Debt will be credited interest at a minimum of 2.00% to help offset the loan interest charge of 2.25%. Loan interest on the Loan Account and Policy Debt accrues daily and any loan interest that has accrued is due on each Policy Anniversary. Any unpaid loan interest on each Policy Anniversary will be added to the Loan Account. On each Policy Anniversary, we transfer the excess of the Policy Debt over Loan Account Value from the Investment Options to the Loan Account. If the Loan Account Value is greater than Policy Debt, then such excess is transferred from the Loan Account to the Variable Options or the Fixed Options on a proportionate basis according to your most recent Allocation Instructions.

[6] Riders are described under the POLICY BENEFITS – Optional Riders and Benefits section in this prospectus. Rider charges are based on the Age and Risk Class of the person Insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you pay periodically during the time that you own the Policy. A complete list of Funds available under the Policy, including their annual expenses, may be found at the back of this document in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY.

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.08%	1.93%

Transaction Expenses [Table Text Block]

TRANSACTION FEES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Maximum Sales Charge Imposed on Premiums (Load)
Basic premium load	Upon receipt of premium[3]	6.90% of basic premium
Surplus premium load	Upon receipt of premium that exceeds the Premium Band amount[3]	20.00% of surplus premium
Internal premium load	Upon receipt of a replacement or conversion of a policy you have with us3	6.90% of internal premium

Maximum Surrender Charge[1]	Upon full surrender of the Policy if any Basic Coverage Layer has been in effect for less than 14 years.[3]	$44.04 per $1,000 of Basic Face Amount

Withdrawal charge (including any withdrawals under the Automated Income Program)[2]	Upon partial withdrawal of Accumulated Value	$25 per withdrawal
Excess Transfer Charge[2]	Upon transfer of Accumulated Value between Investment Options	$25 per transfer in excess of 12 per Policy Year
Evaluation of Insurability[2]	Upon a non-scheduled request to increase the Basic Face Amount	$100 per request

Illustration request[2]	Upon request of Policy Illustration in excess of 1 per year	$25 per request

Face Amount Increase[2]	Upon effective date	$100 per request
Terminal Illness Rider Processing Charge[2]	Upon approval of specific request	$100 per request

[1] The Surrender Charge is based on the Age and Risk Class of the Insured, the Face Amount of the effected Coverage Layer(s), as well as the Death Benefit Option you choose. If there is a reduction in the Face Amount of a Basic Coverage Layer, including decreases due to withdrawals, the Surrender Charge for the effected Basic Coverage Layer will not change. The Surrender Charge reduces to $0 after 14 years from the effective date of each Coverage Layer. The Surrender Charge shown in the table may not be typical of the Surrender Charge you will pay. Ask your life insurance producer for information on this charge for your Policy. The surrender charge for your Policy will be stated in the Policy Specifications.

2 We currently do not impose this charge and we reserve the right to do so in the future.

3 If an internal transfer occurs between two variable universal life policies you have with us in connection with a transfer or exchange offer by Pacific Life or Pacific Select Distributors, LLC (our distributor), including pursuant to a conversion or split option rider, the amount transferred will not incur any Premium Load (which includes basic, surplus, and internal premium loads). Premium loads will apply (basic and surplus, if applicable) on the new Policy for additional premium added at issue or after the initial premium is paid. In addition, the internal transfer will not incur a Surrender Charge on any amount transferred from the old to purchase the new policy. Any Surrender Charge applicable to the new policy will continue to apply under the terms of the new policy.

Sales Load, Description [Text Block]	Maximum Sales Charge Imposed on Premiums (Load)
Other Surrender Fees, Description [Text Block]	Maximum Surrender Charge	[2]
Other Surrender Fees, When Deducted [Text Block]	Upon full surrender of the Policy if any Basic Coverage Layer has been in effect for less than 14 years.	[3]
Other Surrender Fees, Maximum [Dollars]	$ 44.04
Other Surrender Fees, Footnotes [Text Block]	If an internal transfer occurs between two variable universal life policies you have with us in connection with a transfer or exchange offer by Pacific Life or Pacific Select Distributors, LLC (our distributor), including pursuant to a conversion or split option rider, the amount transferred will not incur any Premium Load (which includes basic, surplus, and internal premium loads). Premium loads will apply (basic and surplus, if applicable) on the new Policy for additional premium added at issue or after the initial premium is paid. In addition, the internal transfer will not incur a Surrender Charge on any amount transferred from the old to purchase the new policy. Any Surrender Charge applicable to the new policy will continue to apply under the terms of the new policy.
Transfer Fees, Description [Text Block]	Excess Transfer Charge	[4]
Transfer Fees, When Deducted [Text Block]	Upon transfer of Accumulated Value between Investment Options
Transfer Fee, Current [Dollars]	$ 25
Transfer Fee, Footnotes [Text Block]	We currently do not impose this charge and we reserve the right to do so in the future.
Periodic Charges [Table Text Block]

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Base Policy Charges:
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.34 per $1,000 of Net Amount At Risk for a male standard non-smoker or standard non tobacco who is Age 55 at Policy issue[3]
Minimum and Maximum current charge		$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Current charge during Policy Year 1 is $0.1636 per $1,000 of Net Amount At Risk for a male standard non-smoker or standard non-tobacco who is Age 55 at Policy issue[3]
Administrative charge[1]
Maximum guaranteed and current charge	Monthly Payment Date	$10.00
Asset charge[1]
Maximum guaranteed charge Current charge	Monthly Payment Date

Maximum guaranteed charge is 0.60% annually (0.05% monthly) of unloaned Accumulated Value

Current charge is 0.25% annually (0.0208% monthly) of unloaned Accumulated Value for Policy Years 1 through 20 and 0.15% annually (0.0125% monthly) of unloaned Accumulated Value for Policy Years 21 and each Policy Year thereafter.

Coverage charge1,4,
Minimum and Maximum guaranteed charge	Monthly Payment Date, beginning on effective date of each Basic Life Coverage Layer	$24.50 per Policy plus $0.1246–$4.8278 per $1,000 of Basic Life Coverage Layer
Charge for a representative Insured

Maximum guaranteed charge during Policy Year 1 is $24.50 per Policy plus $1.499 per $1,000 of Basic Life Coverage Layer for a male standard non-smoker or standard non tobacco who is Age 55 at Policy issue, with Death Benefit Option A3.

Minimum and Maximum current charge		$24.50 per Policy plus $0.0870–$4.8278 per $1,000 of Basic Life Coverage Layer, multiplied by a Coverage charge factor of 0% to 100%
Charge for a representative Insured

Current charge during Policy Year 1 is $24.50 per Policy plus $0.8758 per $1,000 of Basic Life Coverage Layer for a male standard non-smoker or standard non tobacco who is Age 55 at Policy issue, with Death Benefit Option A3

Optional Benefit Charges[6]:
Loan interest charge
Maximum guaranteed and current charge	Policy Anniversary	2.25% of Policy’s Loan Account balance annually[5]
Flexible Duration No-Lapse Guarantee Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.0218–$6.3074 per $1,000 of Net Amount of Risk
Charge for a representative Insured		Maximum guaranteed charge is $0.7882 per $1,000 of Net Amount At Risk at the end of Policy Year 1 for a male standard

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
non-smoker or standard non tobacco who is Age 55 at Policy issue[3]

Minimum and Maximum current charge		$0.0049–$0.3264 per $1,000 of Net Amount of Risk
Charge for a representative Insured		Current charge is $0.0520 per $1,000 of Net Amount At Risk at the end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 55 at Policy issue[3]
Premier Chronic Illness Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.0906–$1.6976 per $1,000 of Rider Net Amount at Risk
Charge for a representative Insured		Maximum guaranteed charge is $0.4647 per $1,000 of Rider Net Amount at Risk for a single male, who is Age 55 at Policy Issue with a 2.0% benefit[3]
Minimum and Maximum current charge		$0.0604–$1.5278 per $1,000 of Rider Net Amount at Risk
Charge for a representative Insured		Current charge is $0.2703 per $1,000 of Rider Net Amount at Risk for a single male, who is Age 55 at Policy issue with a 2.0% benefit[3]

[1] The guaranteed charge is not deducted on and after your Policy’s Monthly Deduction End Date.

[2] Cost of insurance rates apply uniformly to all members of the same Class and vary based on Age, sex, and Risk Class of the Insured. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized Illustrations. Cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated using the Net Amount At Risk.

[3] Charges shown for the representative Insured may not be typical of the charges you will pay.

[4] The Coverage charge rate is based on the Age, sex, and Risk Class of the Insured on the Policy Date or date Rider is effective. It also varies with the Death Benefit Option you choose. Each Coverage Layer will have a corresponding Coverage charge related to the amount of the increase, based on the Age and Risk Class of the Insured at the time of the increase. If there is a reduction in the Face Amount of a Basic Life Coverage Layer, including decreases for any withdrawals, the Coverage charge for the effected Basic Life Coverage Layer will not change. For the current Coverage charge, we use a Coverage charge factor which may reduce the amount charged and varies by Policy duration. Ask your life insurance producer for information regarding this charge for your Policy. The Coverage charge for your Policy will be stated in the Policy Specifications.

5 In addition to the loan interest charge, the Loan Account Value that is used to secure Policy Debt will be credited interest at a minimum of 2.00% to help offset the loan interest charge of 2.25%. Loan interest on the Loan Account and Policy Debt accrues daily and any loan interest that has accrued is due on each Policy Anniversary. Any unpaid loan interest on each Policy Anniversary will be added to the Loan Account. On each Policy Anniversary, we transfer the excess of the Policy Debt over Loan Account Value from the Investment Options to the Loan Account. If the Loan Account Value is greater than Policy Debt, then such excess is transferred from the Loan Account to the Variable Options or the Fixed Options on a proportionate basis according to your most recent Allocation Instructions.

[6] Riders are described under the POLICY BENEFITS – Optional Riders and Benefits section in this prospectus. Rider charges are based on the Age and Risk Class of the person Insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.

Insurance Cost, Description [Text Block]	Cost of Insurance	[5],[6]
Insurance Cost, When Deducted [Text Block]	Monthly Payment Date
Insurance Cost, Representative Investor [Text Block]	Charge for a representative Insured Maximum guaranteed charge during Policy Year 1 is $0.34 per $1,000 of Net Amount At Risk for a male standard non-smoker or standard non tobacco who is Age 55 at Policy issueCharge for a representative Insured Current charge during Policy Year 1 is $0.1636 per $1,000 of Net Amount At Risk for a male standard non-smoker or standard non-tobacco who is Age 55 at Policy issue	[7]
Insurance Cost, Maximum [Dollars]	$ 83.34
Insurance Cost, Current [Dollars]	83.34
Insurance Cost, Minimum [Dollars]	$ 0.01
Insurance Cost, Footnotes [Text Block]	The guaranteed charge is not deducted on and after your Policy’s Monthly Deduction End Date.Cost of insurance rates apply uniformly to all members of the same Class and vary based on Age, sex, and Risk Class of the Insured. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized Illustrations. Cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated using the Net Amount At Risk.Charges shown for the representative Insured may not be typical of the charges you will pay.
Administrative Expenses, Description [Text Block]	Administrative charge	[6]
Administrative Expenses, When Deducted [Text Block]	Monthly Payment Date
Administrative Expense, Current [Dollars]	$ 10
Administrative Expense, Footnotes [Text Block]	The guaranteed charge is not deducted on and after your Policy’s Monthly Deduction End Date.
Annual Portfolio Company Expenses [Table Text Block]	Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.08%	1.93%

Portfolio Company Expenses Minimum [Percent]	0.08%
Portfolio Company Expenses Maximum [Percent]	1.93%
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE POLICY

Risk of Loss

You can lose money by investing in this Policy, including loss of principal and any prior earnings. The Policy is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Unsuitable as Short-Term Savings Vehicle (Surrender and Withdrawal Risk)

This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is designed to provide a Death Benefit. The Policy may be inappropriate for you if you do not have the financial ability to keep it In Force for a substantial period of time.

This Policy may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs. A surrender will terminate the Policy and all of its benefits. Withdrawals cannot be taken until after the first year of the Policy and may be subject to withdrawal charges. A withdrawal will reduce your Accumulated Value and may significantly reduce the value of the Death Benefit or benefit riders under the Policy, potentially by more than the amount withdrawn. Withdrawals may also significantly increase the risk of lapse.

Surrender Charges reduce the Cash Surrender Value of your Policy. Surrender Charges apply for up to 14 years for each Basic Life Coverage Layer added to the Policy and any withdrawals may be subject to negative tax consequences, including income tax and tax penalties. If there is a reduction in the Face Amount of a Basic Life Coverage Layer, including decreases for withdrawals if applicable, the Surrender Charge and the Coverage charge for the effected Basic Life Coverage Layer will not change.

Please discuss your insurance needs and financial objectives with your financial professional. Together you can decide if the Policy is right for you. We are a variable life insurance policy provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Policy Lapse

Your Policy remains In Force as long as your Accumulated Value less any Policy Debt is greater than your Policy’s Monthly Deductions of Policy charges. Insufficient premium payments, fees and expenses, poor investment performance, withdrawals, unpaid loans or loan interest, and fees associated with the exercise of certain riders may cause your Policy to lapse – which means no Death Benefit or other benefits will be paid. There are costs associated with reinstating a lapsed Policy. There is no guarantee that your Policy will not lapse even if you pay your planned premium. You should consider a periodic review of your Policy with your financial professional.

Before your Policy lapses, there is a Grace Period. The Grace Period gives you 61 days to pay enough premium to keep your Policy In Force and to prevent your Policy from lapsing. The 61-day period begins on the date we send notice that your Policy’s Accumulated Value less Policy Debt is less than the Monthly Deduction.

The Policy may be eligible for the Short-Term No-Lapse Guarantee Rider that may help prevent the Policy from Lapsing. See the Short-Term No-Lapse Guarantee Rider in the OTHER BENEFITS AVAILABLE UNDER THE POLICY section in this prospectus.

If the Policy lapses, you have three years from the end of the Grace Period to apply for reinstatement. There is no guarantee that reinstatement will be approved and there are costs associated with reinstating a lapsed Policy. If the Policy is reinstated, the same Risk Class in use at the time of lapse will apply to the reinstated Policy.

Limitations on Access to Accumulated Value through Withdrawals

Withdrawals under the Policy are available starting on the first Policy Anniversary. Each withdrawal must be at least $200. We will not accept a withdrawal request if the withdrawal will cause the Policy to become a Modified Endowment Contract (MEC), unless you have told us In Writing that you desire to have your Policy become a MEC. See Tax Implications below for additional information on MECs.

Risks Associated with Variable Investment Options

You should consider the Policy’s Investment Options as well as its costs. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Variable Investment Options you have chosen. Each Variable Investment Option will have its own unique risks. The value of each Variable Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. You can lose money by investing in the Policy, including loss of principal and prior earnings. You bear the risk of any Variable Investment Options you choose. You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your financial professional or by visiting https://pacificlife.onlineprospectus.net/pacificlife/products/. No assurance can be given that a Fund will achieve its investment objectives.

Risks Associated with Fixed Options

Under the Fixed Options, there are frequency, amount and/or percentage limits on how much may be transferred from the Fixed Options. These limits are significantly more restrictive than those that apply to transfers out of the Variable Investment Options and it may take several Policy Years to transfer your Accumulated Value out of either of the Fixed Options to Variable Investment Options. Such restrictions on transfers from the Fixed Options may prevent you from reallocating your Accumulated Value at the times and in the amounts that you desire and may result in lower investment performance than if you allocated to Variable Investment Options. See YOUR INVESTMENT OPTIONS – Transferring Among Investment Options and Market-timing Restrictions. Currently, we are not imposing the amount and/or percentage limits on the Fixed Options.

Insurance Company Risks

Investment in the Policy is subject to the risks related to us, and any obligations (including any Fixed Options), guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees.

Tax Implications

We believe the Policy meets the statutory definition of life insurance for federal income tax purposes. We do not know whether the current treatment of life insurance policies under current federal income tax, estate, or gift tax laws will continue. We also do not know if the current interpretations of the laws by the IRS or the courts will remain the same. Also, future legislation may adversely change the tax treatment of life insurance policies.

Death benefits from a life insurance policy may generally be excluded from income under the Tax Code. Also, you generally are not subject to taxation on any increase in the Accumulated Value until it is withdrawn. You may be subject to income tax if you take withdrawals or surrender your Policy, or if your Policy lapses and you have not repaid any outstanding Policy Debt. If your Policy becomes a MEC, distributions you receive beginning on the date the Policy becomes a MEC may be subject to tax and a 10% penalty.

Cybersecurity and Business Continuity Risks

Our business relies heavily on the effective operation of our computer systems and networks, as well as those of our business partners and service providers. Consequently, we are potentially susceptible to operational and information security risks associated with the technologies, processes and procedures designed to protect networks, systems, computers, programs and information from cyber-attacks, operational failure, AI misuse, damage or unauthorized access. These risks include but are not limited to, theft, loss, misuse, corruption and destruction of information maintained online or digitally, denial of service on websites and other operational failures, and unauthorized disclosure of confidential, proprietary and customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Policy Accumulated Value. For instance, cyber-attacks or operational incidents may interfere with Contract transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the disclosure and possible destruction of confidential, proprietary and customer information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines, litigation, loss of business, financial losses and reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Policy to lose value. The digitalization, increased information availability, use of new and constantly evolving technologies, the increased sophistication and severity of cyber campaigns, and the heightened geopolitical risk and tension, continue to pose new and significant cybersecurity and operational risks and threats. While measures and controls have been adopted and are periodically reviewed and updated to mitigate cybersecurity and operational risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Policy due to cyber-attacks, operational incidents, misuse of AI, or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the Funds available through your Policy. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Item 10. Standard Death Benefits (N-6) [Table Text Block]

DEATH BENEFITS

The Death Benefit

We will pay Death Benefit Proceeds to your Beneficiary after the Insured dies while the Policy is still In Force. Your Beneficiary generally will not have to pay federal income tax on the portion of any Death Benefit Proceeds that are payable as a lump sum at death. Some Riders and settlement options may affect how the Death Benefit Proceeds are paid, see the OPTIONAL RIDERS AND BENEFITS section in this prospectus for more details.

Your Policy’s Death Benefit depends on three choices you must make:

● The Total Face Amount

● The Death Benefit Option

● Death Benefit Qualification Test

The Policy’s Death Benefit is the higher of:

● The Death Benefit calculated under the Death Benefit Option in effect; or

● The Minimum Death Benefit which is calculated based on the Death Benefit Qualification Test selected. Please see the DEATH BENEFIT QUALIFICATION TEST section in the prospectus for more details.

Certain Riders may impact the Policy’s Death Benefit, see the Optional Riders and Benefits section in this prospectus for more details.

Withdrawals and Policy Loans may impact the Policy’s Death Benefit, see the WITHDRAWALS, SURRENDERS AND LOANS section in this prospectus for more details.

The Total Face Amount

The Total Face Amount of your Policy is used to determine the Death Benefit as well as certain Policy charges, including the cost of insurance, Coverage charge and surrender charges. Your Policy’s initial amount of insurance Coverage, which you select in your application, is its initial Basic Face Amount. The Policy’s Total Face Amount is the sum of the Basic Face Amounts of all Coverage Layers. The Coverage Layers you select in your application are effective on the Policy Date. You will find your Policy’s Total Face Amount, which includes any increases or decreases, in the Policy Specifications in your Policy.

If you request an increase in Face Amount, a new Coverage Layer will be created, with its own Coverage Layer Date and Policy charges. A decrease in Face Amount will not decrease the associated Coverage charge.

Changing the Face Amount

You can increase or decrease your Policy’s Face Amount as long as we approve it. If you change the Face Amount, we will send you a Supplemental Schedule of Coverage for benefits and premiums.

● You can change the Face Amount as long as the Insured is alive.

● You must send us your Written Request while your Policy is In Force.

● Unless you request otherwise, the change will become effective on the first Monthly Payment Date on or after we receive and approve your request.

● Changing the Total Face Amount can affect the Net Amount At Risk, which affects the cost of insurance charge. An increase in the Face Amount may increase the cost of insurance charge, while a decrease may decrease the charge.

● If your Policy’s Death Benefit is equal to the Minimum Death Benefit, and the Net Amount At Risk is more than three times the Death Benefit on the Policy Date, we may reduce the Death Benefit by requiring you to make a withdrawal from your Policy. If we require you to make a withdrawal, the withdrawal may be taxable. Please turn to the WITHDRAWALS, SURRENDERS AND LOANS section in this prospectus for information about making withdrawals.

● We will refuse your request to reduce the Face Amount if, after the reduction, there are no Basic Life Coverage Layers equal to or greater than $1,000.

Requesting an Increase in Face Amount

You may request an increase in the Face Amount under the Policy. Each requested increase once approved will create a new Coverage Layer.

Here are some additional things you should know about requesting an increase in the Face Amount under the Policy:

● The Insured must be Age 90 or younger at the time of the increase.

● You must give us satisfactory Evidence of Insurability. There is a $100 fee per request to evaluate insurability. The $100 fee is currently waived.

● Each increase you make to the Face Amount must be a minimum of $25,000.

● Each increase in Face Amount may have an associated cost of insurance rate, Coverage charge and Surrender Charge. Any cost or charge changes will take effect on the Monthly Payment Date the Face Amount increase is applied to the Policy.

● We reserve the right to limit Face Amount increases to one per Policy Year.

● A requested increase in Face Amount will terminate the Flexible Duration No-Lapse Guarantee Rider. See the OPTIONAL RIDERS AND BENEFITS – Flexible Duration No-Lapse Guarantee Rider section in this prospectus.

Other Increases in Face Amount

The Policy’s Face Amount may increase under the Policy when you request a change in Death Benefit Option. In this case, we will increase the Face Amount of the most recently issued Coverage Layer.

Requesting a Decrease in Total Face Amount

You may request a decrease in the Policy’s Total Face Amount. A decrease in the Total Face Amount is subject to the following limits:

● We do not allow decreases during the first Policy Year

● You may only request one decrease per Policy Year

● At least one Basic Life Coverage Layer must be equal or greater than $1,000 following a decrease. We can refuse your request if the change in Face Amount would mean that your Policy no longer qualifies as Life Insurance under the Code

● Unless you have told us otherwise In Writing, any request for a decrease will not take effect if the Policy would be classified as a Modified Endowment Contract under the Code.

Decreasing the Total Face Amount may affect your Policy’s tax status. To ensure your Policy continues to qualify as life insurance, we might be required:

● To return part of your premium payments to you if you have chosen the Guideline Premium Test, or

● To make distributions from the Accumulated Value, which may be taxable. For more information, please see the VARIABLE LIFE INSURANCE AND YOUR TAXES section in this prospectus.

We can refuse your request if the amount of any distributions would exceed the Net Cash Surrender Value under the Policy.

Processing of Decreases

Any reduction in the Total Face Amount, whether as a result of your request, as a result of a withdrawal, change in the Death Benefit Option, or an accelerated Death Benefit payment, will reduce the Total Amount of the Coverage Layers.

We will apply any decrease in the Face Amount to eligible Coverage Layers to the most recent eligible increases you made to the Face Amount first and then to the initial Face Amount. If you elected an accelerated Death Benefit rider, any accelerated Death Benefit payments made under a rider will decrease the Total Face Amount. You can find specific information about this decrease in the applicable rider description which can be found in the OPTIONAL RIDERS AND BENEFITS section in this prospectus.

Death Benefit Options

The Policy offers two Death Benefit Options, Options A and B. The Death Benefit Option you choose will generally depend on which is more important to you: the amount if the Death Benefit, Cost of Insurance Charges or the Accumulated Value of your Policy.

Death Benefit Option A provides a Death Benefit equal to the Total Face Amount of the Policy. Additional premiums and Investment Option performance do not change the Total Face Amount, except in limited circumstances to ensure that the Policy qualifies as life insurance under the Code. However, additional premiums and positive Investment Option performance will increase the Accumulated Value and decrease the Net Amount At Risk which may, in turn, reduce Cost of Insurance charges. Withdrawals may reduce the Total Face Amount depending on the timing, withdrawal amount and withdrawal frequency during a Policy year.

Death Benefit Option B provides a Death Benefit equal to the Total Face Amount of the Policy plus the Accumulated Value. Additional premiums and positive Investment Option performance will increase the Death Benefit. However, since the Death Benefit under this option is based, in part, on the Accumulated Value, Policy charges and negative Investment Option performance may decrease the Death Benefit. Cost of Insurance charges are generally higher than Death Benefit Option A. Withdrawals do not reduce the Total Face Amount, but they do reduce the Accumulated Value which will in turn reduce the Death Benefit.

Below is a chart that compares each Death Benefit Option based on features you may want to consider.

Feature	Death Benefit Option A	Death Benefit Option B
Death Benefit	Equal to Total Face Amount	Equal to Total Face Amount plus Accumulated Value

Cost of Insurance	Generally, higher Accumulated Values will decrease the Net Amount At Risk. This may in turn reduce Cost of Insurance charges. Cost of Insurance charges are generally lower than Death Benefit Option B.	Generally, higher Accumulated Values will have no impact on the Net Amount At Risk. Cost of Insurance charges are generally higher than Death Benefit Option A.
Accumulated Value

The Accumulated Value has no impact on your Death Benefit except to ensure that the Policy qualifies as life insurance under the Code (see the Minimum Death Benefit in the Death Benefits – Death Benefit Qualification Test section in this prospectus). However, your Cost of Insurance Charges are generally lower than Death Benefit Option B. Lower Cost of Insurance charges can lead to higher Accumulated Values.

The higher your Accumulated Value, the higher the Death Benefit. However, your Cost of Insurance Charges are generally higher than Death Benefit Option A and higher Cost of Insurance Charges can lead to lower Accumulated Values.

Impact of Withdrawals	May reduce Total Face Amount and if it does, there will be a reduction in the Death Benefit.	Does not reduce Total Face Amount. But it does reduce the Accumulated Value which will in turn reduce the Death Benefit.

Both Death Benefit Options in the table above and their features may be impacted by the Minimum Death Benefit. See the Death Benefits - Death Benefit Qualification Test section in this prospectus.

See the WITHDRAWALS, SURRENDERS AND LOANS – Making Withdrawals - How withdrawals affect your Policy’s Face Amount section in this prospectus for additional information on the impact of withdrawals on the Death Benefit Options.

Work with your financial professional to determine which Death Benefit Option you should select.

Here are some things you need to know about the Death Benefit:

● You choose your Death Benefit Option on your Policy application.

● If you do not choose a Death Benefit Option, we will assume you have chosen Option A.

● The Death Benefit will never be lower than the Total Face Amount of your Policy.

● You may change your Death Benefit Option subject to certain limits.

The Death Benefit Options are:

Option A – the Total Face Amount of your Policy.	Option B – the Total Face Amount of your Policy plus its Accumulated Value.

The Death Benefit is designed to remain level.

The Death Benefit changes as your Policy’s Accumulated Value changes. The better your Investment Options perform, the larger the Death Benefit will be, but will never be lower than Death Benefit Option A.

The graphs are intended to show how the Death Benefit Options work and are not predictive of investment performance in your Policy. The Death Benefit Option selected by an investor impacts the dollar value of the Death Benefit, the charges paid, and the resulting Accumulated Value.

Changing Your Death Benefit Option

You can change your Death Benefit Option while your Policy is In Force, subject to the following:

● You must send us your Written Request.

● You can change from one Death Benefit Option to the other (e.g. from Option A to Option B) and a change can only occur once in a Policy Year. If you have the Premier Chronic Illness Rider, during a Benefit Year (as defined in the Premier Chronic Illness Rider section) you can only change to Option A.

● The change will become effective on the first Monthly Payment Date after we receive your request. If we receive your request on a Monthly Payment Date, we will process it that day.

● We will not let you change the Death Benefit Option if doing so means that, after the change, there are no Basic Life Coverage Layers equal to or greater than $1,000.

● Changing the Death Benefit Option can also affect the monthly cost of insurance charge since this charge varies with the Net Amount At Risk.

● The new Death Benefit Option will be used in all future calculations.

We will not change your Death Benefit Option if it means your Policy will be treated as a Modified Endowment Contract, unless you have told us In Writing that this would be acceptable to you. Modified Endowment Contracts are discussed in the VARIABLE LIFE INSURANCE AND YOUR TAXES section in this prospectus.

Changing your Death Benefit Option will increase or decrease your Total Face Amount under the Policy. The Total Face Amount of your Policy will change by the amount needed to make the Death Benefit under the new Death Benefit Option equal the Death Benefit under the old Death Benefit Option just before the change.

If the change is an increase in the Total Face Amount, we will process the increase as described in the DEATH BENEFITS – Changing the Face Amount – Other Increases in Face Amount section in this prospectus. If the change is a decrease in the Total Face Amount, we will process the decrease as described in the DEATH BENEFITS – Changing the Face Amount – Processing of Decreases section in this prospectus.

Death Benefit Qualification Test

In order for your Policy to be qualified as life insurance under the Code, it must qualify under one of two Tests, the Cash Value Accumulation Test (CVAT) or the Guideline Premium Test (GPT).

You choose one of these Death Benefit Qualification Tests on your application. If you do not make a choice on your application, the default test applied to your Policy will be the Guideline Premium Test. Once the Policy is issued, the Death Benefit Qualification Test cannot be changed. Your Death Benefit Qualification Test determines the following:

● Premium limitations

● Amount of Minimum Death Benefit

Each test determines what the Minimum Death Benefit should be in relation to your Policy’s Accumulated Value. The Death Benefit determined under either test will be at least equal to the amount required for the Policy to qualify as life insurance under the Tax Code. You may wish to consult your financial professional about which Death Benefit Qualification Test to choose before making a selection.

Comparing the Death Benefit Qualification Tests

The table below shows a general comparison of how features of your Policy may be affected by your choice of Death Benefit Qualification Test. When choosing between the tests, you should consider:

	Cash Value Accumulation Test	Guideline Premium Test
Premium payments[1]	Allows flexibility to pay more premium	Premium payments are limited under the Tax Code
Death Benefit	Generally higher than Guideline Premium Test	Generally lower than CVAT
Monthly cost of insurance charges	May be higher, if the Death Benefit under the Cash Value Accumulation Test is higher than under the Guideline Premium Test	May be lower, except in early Policy years
Face Amount decreases	Will not require return of premium or distribution of Accumulated Value	May require return of premium or distribution of Accumulated Value to continue Policy as life insurance

1 If you want to pay a premium that increases the Net Amount At Risk, you will need to provide us with satisfactory Evidence of Insurability before we can increase the Death Benefit. In this event, your cost of insurance charges will also increase. Cost of insurance charges are based, among other things, upon your Policy’s Net Amount At Risk. See the YOUR POLICY’S ACCUMULATED VALUE section in this prospectus for more information on how cost of insurance charges are calculated.

Examples of Death Benefit Calculations

The tables below compare the Death Benefits provided by the Policy’s available Death Benefit Options. The examples are intended only to show differences in Death Benefits and Net Amounts at Risk. Accumulated Value assumptions may not be realistic.

These examples show that each Death Benefit Option provides a different level of protection. Keep in mind that generally, cost of insurance charges, which affect your Policy’s Accumulated Value, increase over time. The cost of insurance is charged at a rate based on the Net Amount At Risk. As the Net Amount At Risk increases, your cost of insurance increases. Accumulated Value also varies depending on the performance of the Investment Options in your Policy.

The example below assumes the following:

● The Insured is Age 45 at the time the Policy was issued and dies at the beginning of the sixth Policy Year;

● Face Amount is $100,000

● Accumulated Value at the date of death is $25,000

● Total premium paid into the Policy is $30,000

● The Minimum Death Benefit under the Guideline Premium Test is $46,250 (assuming a Guideline Minimum Death Benefit Percentage of 185% of the Accumulated Value)

● The Minimum Death Benefit under the Cash Value Accumulation Test is $46,250 (assuming a Cash Value Accumulation Test Minimum Death Benefit Percentage of 185% of the Accumulated Value).

		If you select the Guideline Premium Test, the Death Benefit is the larger of the two amounts below and the Death Benefit Option in effect
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$39,250	$74,917.12
Option B	Total Face Amount plus Accumulated Value	$125,000	$39,250	$99,896.40

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of the two amounts below and the Death Benefit Option in effect
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$43,250	$74,917.12
Option B	Total Face Amount plus Accumulated Value	$125,000	$43,250	$99,896.40

If the Death Benefit equals the Minimum Death Benefit, any increase in Accumulated Value will cause an automatic increase in the Death Benefit.

Here’s the same example, but with an Accumulated Value of $75,000. Because Accumulated Value has increased, the Minimum Death Benefit is now:

● $117,750 for the Guideline Premium Test

● $129,750 for the Cash Value Accumulation Test.

		If you select the Guideline Premium Test, the Death Benefit is the larger of the two amounts below and the Death Benefit Option in effect
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$117,750	$63,635.00
Option B	Total Face Amount plus Accumulated Value	$175,000	$117,750	$99,854.96

		Cash Value Accumulation Test The Death Benefit is the larger of the two amounts below and the Death Benefit Option in effect
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$129,750	$54,642.46
Option B	Total Face Amount plus Accumulated Value	$175,000	$129,750	$99,854.96

When We Pay the Death Benefit

We calculate the amount of the Death Benefit Proceeds effective the end of the day the Insured dies. If the Insured dies on a day that is not a Business Day, any portion of the Death Benefit Proceeds attributed to the Variable Accumulated Value is determined as of the next Business Day.

We will pay the Death Benefit Proceeds after receiving proof that the Insured died while the Policy was In Force, along with payment instructions. Your Beneficiary can choose to receive the Death Benefit Proceeds in a lump sum or we may make other options available in addition to the single check option.

Death Benefit Proceeds equal the total of the Death Benefits provided by your Policy and any Riders you have added, minus any Policy Debt, minus any overdue Monthly Deductions.

If required by state law, we will pay interest on the Death Benefit Proceeds from the date of death to the date the claim is paid at a rate not less than the rate payable for funds left on deposit that is in effect on the date of death which, will vary by state. See the APPENDIX: STATE LAW VARIATIONS – TIMING OF PAYMENTS, FORMS AND REQUESTS section in this prospectus.

It is important that we have a current address, social security number, telephone number and email address for each designated Beneficiary so that we can pay Death Benefit Proceeds promptly. If we cannot pay the Death Benefit Proceeds to the designated Beneficiary within the dormancy period defined by a state's Unclaimed Property laws or regulations, we will be required to pay the Death Benefit Proceeds to the applicable state. Once the Death Benefit Proceeds are paid to a state, any subsequent claim by a designated Beneficiary must be made with the applicable state. For more information, check with the state to whom the Death Benefit Proceeds were paid.

Additional Information about Standard Death Benefits, Note (N-6) [Text Block]

Changing the Face Amount

You can increase or decrease your Policy’s Face Amount as long as we approve it. If you change the Face Amount, we will send you a Supplemental Schedule of Coverage for benefits and premiums.

● You can change the Face Amount as long as the Insured is alive.

● You must send us your Written Request while your Policy is In Force.

● Unless you request otherwise, the change will become effective on the first Monthly Payment Date on or after we receive and approve your request.

● Changing the Total Face Amount can affect the Net Amount At Risk, which affects the cost of insurance charge. An increase in the Face Amount may increase the cost of insurance charge, while a decrease may decrease the charge.

● If your Policy’s Death Benefit is equal to the Minimum Death Benefit, and the Net Amount At Risk is more than three times the Death Benefit on the Policy Date, we may reduce the Death Benefit by requiring you to make a withdrawal from your Policy. If we require you to make a withdrawal, the withdrawal may be taxable. Please turn to the WITHDRAWALS, SURRENDERS AND LOANS section in this prospectus for information about making withdrawals.

● We will refuse your request to reduce the Face Amount if, after the reduction, there are no Basic Life Coverage Layers equal to or greater than $1,000.

Requesting an Increase in Face Amount

You may request an increase in the Face Amount under the Policy. Each requested increase once approved will create a new Coverage Layer.

Here are some additional things you should know about requesting an increase in the Face Amount under the Policy:

● The Insured must be Age 90 or younger at the time of the increase.

● You must give us satisfactory Evidence of Insurability. There is a $100 fee per request to evaluate insurability. The $100 fee is currently waived.

● Each increase you make to the Face Amount must be a minimum of $25,000.

● Each increase in Face Amount may have an associated cost of insurance rate, Coverage charge and Surrender Charge. Any cost or charge changes will take effect on the Monthly Payment Date the Face Amount increase is applied to the Policy.

● We reserve the right to limit Face Amount increases to one per Policy Year.

● A requested increase in Face Amount will terminate the Flexible Duration No-Lapse Guarantee Rider. See the OPTIONAL RIDERS AND BENEFITS – Flexible Duration No-Lapse Guarantee Rider section in this prospectus.

Other Increases in Face Amount

The Policy’s Face Amount may increase under the Policy when you request a change in Death Benefit Option. In this case, we will increase the Face Amount of the most recently issued Coverage Layer.

Requesting a Decrease in Total Face Amount

You may request a decrease in the Policy’s Total Face Amount. A decrease in the Total Face Amount is subject to the following limits:

● We do not allow decreases during the first Policy Year

● You may only request one decrease per Policy Year

● At least one Basic Life Coverage Layer must be equal or greater than $1,000 following a decrease. We can refuse your request if the change in Face Amount would mean that your Policy no longer qualifies as Life Insurance under the Code

● Unless you have told us otherwise In Writing, any request for a decrease will not take effect if the Policy would be classified as a Modified Endowment Contract under the Code.

Decreasing the Total Face Amount may affect your Policy’s tax status. To ensure your Policy continues to qualify as life insurance, we might be required:

● To return part of your premium payments to you if you have chosen the Guideline Premium Test, or

● To make distributions from the Accumulated Value, which may be taxable. For more information, please see the VARIABLE LIFE INSURANCE AND YOUR TAXES section in this prospectus.

We can refuse your request if the amount of any distributions would exceed the Net Cash Surrender Value under the Policy.

Processing of Decreases

Any reduction in the Total Face Amount, whether as a result of your request, as a result of a withdrawal, change in the Death Benefit Option, or an accelerated Death Benefit payment, will reduce the Total Amount of the Coverage Layers.

We will apply any decrease in the Face Amount to eligible Coverage Layers to the most recent eligible increases you made to the Face Amount first and then to the initial Face Amount. If you elected an accelerated Death Benefit rider, any accelerated Death Benefit payments made under a rider will decrease the Total Face Amount. You can find specific information about this decrease in the applicable rider description which can be found in the OPTIONAL RIDERS AND BENEFITS section in this prospectus.

Charges and Contract Values, Note (N-6) [Text Block]

The Total Face Amount

The Total Face Amount of your Policy is used to determine the Death Benefit as well as certain Policy charges, including the cost of insurance, Coverage charge and surrender charges. Your Policy’s initial amount of insurance Coverage, which you select in your application, is its initial Basic Face Amount. The Policy’s Total Face Amount is the sum of the Basic Face Amounts of all Coverage Layers. The Coverage Layers you select in your application are effective on the Policy Date. You will find your Policy’s Total Face Amount, which includes any increases or decreases, in the Policy Specifications in your Policy.

If you request an increase in Face Amount, a new Coverage Layer will be created, with its own Coverage Layer Date and Policy charges. A decrease in Face Amount will not decrease the associated Coverage charge.

Item 11. Other Benefits Available (N-6) [Text Block]

OTHER BENEFITS AVAILABLE UNDER THE POLICY

In addition to the standard Death Benefits associated with your Policy, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the FEE TABLE section.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description of Restriction/Limitations
Dollar Cost Averaging	Allows you to make scheduled transfers between Variable Investment Options.	Standard

● Each transfer must be for $50 or more.

● Transfers can be scheduled monthly, quarterly, semi-annually or annually.

● The Variable Investment Option must have at least $5,000 to start.

● May not use this service and the Portfolio Rebalancing, First Year Transfer, or Fixed Option Interest Sweep at the same time.

First Year Transfer	Allows you to make monthly transfers from the Fixed Account to the Variable Investment Options during the Policy’s first year.	Standard	● Must enroll when you apply for the Policy. ● May not use this service and the Dollar Cost Averaging, Portfolio Rebalancing, or Fixed Option Interest Sweep at the same time.
Fixed Option Interest Sweep	Allows you to make scheduled transfers of the accumulated earnings from the Fixed Account or Fixed LT Account to the Variable Investment Options.	Standard

● Each transfer must be at least $50. If the earnings are not $50 at the time of transfer, the transfer will be held until the next scheduled transfer date when the interest earnings are at least $50.

● May not use this service and the Dollar Cost Averaging, Portfolio Rebalancing, or First Year Transfer at the same time.

Loans	Allow you to borrow money from your Policy at any time after the Free Look Transfer Date to gain access to the Accumulated Value in the Policy.	Standard

● The maximum amount available to borrow will be less than 100% of your Accumulated Value and the minimum amount is $200.

● You pay interest on the amount you borrow which is due on your Policy Anniversary.

● The Accumulated Value set aside to secure your loan is transferred to a Loan Account which earns interest daily.

● Taking out a loan, whether or not you repay it, will affect the growth of your Policy’s Accumulated Value since the amount used to secure the loan will not participate in the investment experience of the Investment Options, will not be available to any Policy charges, may increase the risk of the Policy lapsing and could reduce the amount of the Death Benefit.

● Loans may have tax consequences.

Portfolio Rebalancing	Allows you to make automatic transfers among the Variable Investment Options according to your Allocation Instructions.	Standard

● Transfers can be scheduled monthly, quarterly, semi-annually, or annually.

● If you make transfers out of the Variable Investment Options you selected under the service, the service will end. You will have to wait 30 days before you can re-enroll with new Allocation Instructions.

● May not use this service and the Dollar Cost Averaging, First Year Transfer, or Fixed Option Interest Sweep at the same time.

Automated Income Option	Allows you to make scheduled withdrawals or loans from the Policy.	Standard

● This option is available for use after the 7th Policy Anniversary.

● The Policy must have a minimum Net Cash Surrender Value of $50,000 to start withdrawals or loans under this option and cannot be a Modified Endowment Contract.

● Withdrawals or loans can be scheduled monthly or annually.

● Each withdrawal or loan must be at least $500 for monthly or $1,000 for annual.

● Withdrawals or loans will be taken from each Investment Option in proportion to the Accumulated Value in each Investment Option.

● Any additional withdrawal or loan made that is not part of this option will cause this option to cancel and delay in restarting a new schedule under this option.

Flexible Duration No-Lapse Guarantee Rider

Provides that the Policy and any optional benefits you have selected will remain In Force even if the Policy’s Net Accumulated Value is insufficient to cover the total monthly deduction, provided that the No Lapse Guarantee Value less any Policy Debt is greater than zero.

Optional

● Must be elected at Policy issue

● Additional cost applies.

● Available if Insured is at least 18 and no older than age 85 at Policy issue.

● At initial purchase and during the entire time that you own this Rider, you must allocate 100% of your Accumulated Value among the allowable Investment Options for the Rider listed under APPENDIX: FUNDS AVAILABLE UNDER THE POLICY – Allowable Investment Options or the Rider will terminate.

● The no-lapse guarantee applies as long as the Net No-Lapse Guarantee Value (No-Lapse Guarantee Value less any Policy Debt) is greater than zero.

● The No-Lapse Guarantee Value depends on a number of factors including amount and timing of premium paid and hypothetical values under the rider which are affected by Policy loans, withdrawals, interest rates, Policy changes, and other factors.

● Benefit will terminate upon electing an increase in Face Amount under the Policy.

Short-Term No-Lapse Guarantee Rider	Protects the Policy from lapsing for a specified guaranteed period of time due to poor Policy performance.	Standard

● Automatically issued on your Policy if Insured is Age 79 and younger at Policy Issue.

● Guarantee period ranges from 5 to 15 years based on Insured’s age at Policy issue.

● Benefit will be provided if a certain amount of premium is paid each Policy month.

● The no-lapse guarantee is in effect as long as the No-Lapse Credit less Policy Debt is equal to or greater than zero.

● Benefit will terminate if any rider added to the Policy after issue has charges.

Conversion Rider	Allows you to convert eligible coverages into a new Policy.	Standard

● Automatically added at Policy issue.

● If the Policy’s Face Amount has been increased and that resulted in insurance coverage with Risk Classes that differ from the Policy’s original insurance coverage, the new Policy will be issued with the Risk Class of the most recent insurance coverage added.

● If exercised, a new Policy will be issued and any insurance coverage under this Policy will terminate.

Premier Chronic Illness Rider	Provides access to a portion of the Policy Death Benefit Proceeds if the Insured has been certified as chronically ill.	Optional

● Available at Policy Issue.

● Satisfactory Evidence of Insurability is required.

● Cannot be issued with the Premier Living Benefits Rider 2.

● Additional cost applies.

● Available if Insured is at least age 18 and no older than age 75 at Policy issue.

● Subject to the eligibility and other conditions described in the Rider such as certification of having a chronic illness, making a Written Request for benefits, and not exceeding the maximum amount of the Death Benefit that may be utilized for chronic illness benefits.

● When benefits are paid, certain Policy values (the Total Face Amount, Accumulated Value, Policy loans, Policy Debt, Loan Account, Loan Account Value and any Surrender Charges) will be reduced by the Acceleration Percentage. In addition, any Automated Income Option or other Systematic Distribution Program will be discontinued.

● Chronic illness benefits may be requested once every 12-month period.

● Chronic illness must be certified by a licensed health care practitioner (not the Insured, Owner, or Immediate Family Member).

● During a Benefit year (as defined in the Premier Chronic Illness Rider section), a Policy Owner can only change from Death Benefit Option B to Option A.

● During a Benefit Year, transfers from the Fixed Account or the Fixed LT Account to the Variable Investment Options are not permitted.

Premier Living Benefits Rider 2	Provides access to a portion of the Policy Death Benefit Proceeds if the Insured has been certified as a chronically ill individual or a terminally ill individual.	Standard, if eligible

● Available at Policy issue.

● Satisfactory Evidence of Insurability is required.

● Not available for Policies issued in California.

● Cannot be issued with the Terminal Illness Rider or the Premier Chronic Illness Rider.

● Subject to the eligibility and other conditions described in the Rider such as certification of having a chronic or terminal illness, making a Written Request for benefits, and not exceeding the maximum amount of the Death Benefit that may be utilized for chronic or terminal illness benefits.

● Chronic illness benefits may be requested once every 12-month period.

● Chronic illness must be certified by a licensed health care practitioner (not the Insured, Owner, or Immediate Family Member).

● Once the Rider is exercised, we will not allow any requested increases in benefits under the Policy or any Riders.

● When benefits are paid, certain Policy values (the Total Face Amount, Accumulated Value, Policy loans, Policy Debt, Loan Account, Loan Account Value and any Surrender Charges) will be reduced by the Acceleration Percentage. In addition, any Automated Income Option or other Systematic Distribution Program will be discontinued.

Premier Living Benefits Rider	Provides access to a portion of the Policy death benefit proceeds if the Insured has been certified as a chronically ill individual.	Optional

● Must be elected at Policy issue.

● Only available for Policies issued in California.

● Subject to the eligibility and other conditions described in the Rider such as certification of having a chronic illness, making a written request for benefits, and not exceeding the maximum amount of the Death Benefit that may be utilized for chronic illness benefits.

● Chronic illness benefits may be requested once every 12-month period.

● Chronic illness must be certified by a licensed health care practitioner (not the Insured, Owner, or Immediate Family Member).

● When benefits are paid, certain Policy values (the Total Face Amount, Accumulated Value, Policy Debt, Loan Account, Loan Account Value and any surrender charges) will be reduced by the Acceleration Percentage. In addition, any Automated Income option or other systematic distribution program will be discontinued.

Terminal Illness Rider	Provides access to a portion of the Policy Death Benefit Proceeds if the Insured has been certified as a terminally ill individual.	Standard, unless eligible for Premier Living Benefits Rider 2.

● Available at Policy issue.

● Not available for Policies issued with the Premier Living Benefits Rider 2.

● Issued when Premier Living Benefits Rider 2 is not issued.

● You may opt out of the Rider at any time.

● Subject to the eligibility and other conditions described in the Rider such as certification of having a terminal illness, making a Written Request for benefits, and not exceeding the maximum amount of the Death Benefit that may be utilized for terminal illness benefits.

● Terminal illness must be certified by a licensed physician (not the Insured, Owner, or Immediate Family Member).

● When benefits are paid, certain Policy values (the Total Face Amount, Accumulated Value, Policy Debt, Loan Account, Loan Account Value, and any Surrender Charges) will be reduced by the Acceleration Percentage. In addition, any Automated Income option or other Systematic Distribution Program will be discontinued.

Subject to the above, Benefit Proceeds are payable immediately upon the satisfaction of the eligibility conditions listed above. Benefit Proceeds begin on the Monthly Payment Date on or following the date the eligibility conditions are met. The first payment upon meeting eligibility conditions includes any Benefit Proceeds that are retroactive to the Monthly Payment Date on or following the date all eligibility conditions are met. If any Benefit Proceeds payment is delayed 31 calendar days, we will pay additional interest beginning on the 31st calendar day to the date the Benefit Proceeds are paid.

Calculation Method of Benefit [Text Block]

Examples of Death Benefit Calculations

The tables below compare the Death Benefits provided by the Policy’s available Death Benefit Options. The examples are intended only to show differences in Death Benefits and Net Amounts at Risk. Accumulated Value assumptions may not be realistic.

These examples show that each Death Benefit Option provides a different level of protection. Keep in mind that generally, cost of insurance charges, which affect your Policy’s Accumulated Value, increase over time. The cost of insurance is charged at a rate based on the Net Amount At Risk. As the Net Amount At Risk increases, your cost of insurance increases. Accumulated Value also varies depending on the performance of the Investment Options in your Policy.

The example below assumes the following:

● The Insured is Age 45 at the time the Policy was issued and dies at the beginning of the sixth Policy Year;

● Face Amount is $100,000

● Accumulated Value at the date of death is $25,000

● Total premium paid into the Policy is $30,000

● The Minimum Death Benefit under the Guideline Premium Test is $46,250 (assuming a Guideline Minimum Death Benefit Percentage of 185% of the Accumulated Value)

● The Minimum Death Benefit under the Cash Value Accumulation Test is $46,250 (assuming a Cash Value Accumulation Test Minimum Death Benefit Percentage of 185% of the Accumulated Value).

		If you select the Guideline Premium Test, the Death Benefit is the larger of the two amounts below and the Death Benefit Option in effect
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$39,250	$74,917.12
Option B	Total Face Amount plus Accumulated Value	$125,000	$39,250	$99,896.40

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of the two amounts below and the Death Benefit Option in effect
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$43,250	$74,917.12
Option B	Total Face Amount plus Accumulated Value	$125,000	$43,250	$99,896.40

If the Death Benefit equals the Minimum Death Benefit, any increase in Accumulated Value will cause an automatic increase in the Death Benefit.

Here’s the same example, but with an Accumulated Value of $75,000. Because Accumulated Value has increased, the Minimum Death Benefit is now:

● $117,750 for the Guideline Premium Test

● $129,750 for the Cash Value Accumulation Test.

		If you select the Guideline Premium Test, the Death Benefit is the larger of the two amounts below and the Death Benefit Option in effect
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$117,750	$63,635.00
Option B	Total Face Amount plus Accumulated Value	$175,000	$117,750	$99,854.96

		Cash Value Accumulation Test The Death Benefit is the larger of the two amounts below and the Death Benefit Option in effect
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$129,750	$54,642.46
Option B	Total Face Amount plus Accumulated Value	$175,000	$129,750	$99,854.96

Item 18. Portfolio Companies (N-6) [Text Block]

APPENDIX: FUNDS AVAILABLE UNDER THE POLICY

The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://pacificlife.onlineprospectus.net/PacificLife/Products/index.html. You can also request this information at no cost by calling (800) 347-7787 or by sending an email request to PolicyService@PacificLife.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to achieve long-term capital appreciation.	Dimensional VA International Small Portfolio Institutional Class (formerly DFA VA International Small Portfolio Institutional Class); Dimensional Fund Advisors, LP	0.39%	3.82%	4.11%	5.91%
Achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional VA Short-Term Fixed Portfolio Institutional Class (formerly DFA VA Short-Term Fixed Portfolio Institutional Class); Dimensional Fund Advisors, LP	0.12%	5.48%	1.91%	1.57%
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.	Fidelity® VIP Bond Index Portfolio Initial Class; Fidelity Management & Research Company LLC	0.14%	1.21%	-0.46%	N/A
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio Service Class; Fidelity Management & Research Company LLC	0.35%	5.00%	2.27%	1.54%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity® VIP International Index Portfolio Initial Class; Fidelity Management & Research Company LLC	0.17%	5.11%	4.10%	N/A
Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks.	Fidelity® VIP Total Market Index Initial Class; Fidelity Management & Research Company LLC	0.12%	23.69%	13.75%	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Sustainable Equity Portfolio Class I; Neuberger Berman Investment Advisers LLC	0.89%	25.84%	13.97%	11.44%
Seeks capital appreciation.	Pacific Select Fund Bond Plus Portfolio Class P; Pacific Life Fund Advisors, LLC	0.44%[1]	N/A	N/A	N/A
Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	Pacific Select Fund Equity Index Portfolio Class P; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.08%	24.91%	14.45%	13.01%
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social, and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.59%[1]	14.11%	N/A	N/A
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social, and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Portfolio Class P; Pacific Life Fund Advisors LLC	0.59%[1]	12.40%	N/A	N/A
Seeks a high level of current income.	Pacific Select Fund Floating Rate Income Portfolio Class P; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.72%	8.39%	6.00%	5.18%
Seeks to provide capital appreciation.	Pacific Select Fund Hedged Equity Portfolio Class P; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.65%	18.11%	N/A	N/A
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Inflation Managed Portfolio Class P; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	1.12%	2.56%	2.15%	2.35%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors, LLC	0.46%[1]	N/A	N/A	N/A
Seeks capital appreciation.	Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors, LLC	0.44%[1]	N/A	N/A	N/A
Seeks capital appreciation.	Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class P (formerly called Pacific Select Fund Mid-Cap Equity Portfolio Class P); Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.46%[1]	15.18%	10.46%	10.48%
Seeks high, long-term growth of capital.	Pacific Select Fund Pacific Dynamix – Aggressive Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	N/A	N/A	N/A
Seeks current income and moderate growth of capital.	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	8.75%	4.60%	N/A
Seeks moderately high, long-term growth of capital with low, current income.	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	14.12%	8.22%	N/A
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	12.35%	6.84%	N/A
Seeks capital appreciation.	Pacific Select Fund QQQ Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors, LLC	0.40%[1]	N/A	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks investment results that correspond to the total return of an index of small-capitalization companies.	Pacific Select Fund Small-Cap Index Portfolio Class P; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.38%	11.06%	6.98%	7.41%
Seeks capital appreciation.	Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors, LLC	0.49%[1]	N/A	N/A	N/A
Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	Vanguard VIF Global Bond Index Portfolio; The Vanguard Group, Inc.	0.13%	2.03%	-0.23%	N/A
Seeks to provide a high level of current income.	Vanguard VIF High Yield Bond Portfolio; Wellington Management Company LLP	0.24%	6.30%	3.37%	4.53%
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard VIF Mid-Cap Index Portfolio; The Vanguard Group, Inc.	0.17%	15.08%	9.70%	9.41%
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.	Vanguard VIF Real Estate Index Portfolio; The Vanguard Group, Inc.	0.26%	4.74%	2.84%	4.99%

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Prospectuses Available [Text Block]

The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://pacificlife.onlineprospectus.net/PacificLife/Products/index.html. You can also request this information at no cost by calling (800) 347-7787 or by sending an email request to PolicyService@PacificLife.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to achieve long-term capital appreciation.	Dimensional VA International Small Portfolio Institutional Class (formerly DFA VA International Small Portfolio Institutional Class); Dimensional Fund Advisors, LP	0.39%	3.82%	4.11%	5.91%
Achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional VA Short-Term Fixed Portfolio Institutional Class (formerly DFA VA Short-Term Fixed Portfolio Institutional Class); Dimensional Fund Advisors, LP	0.12%	5.48%	1.91%	1.57%
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.	Fidelity® VIP Bond Index Portfolio Initial Class; Fidelity Management & Research Company LLC	0.14%	1.21%	-0.46%	N/A
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio Service Class; Fidelity Management & Research Company LLC	0.35%	5.00%	2.27%	1.54%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity® VIP International Index Portfolio Initial Class; Fidelity Management & Research Company LLC	0.17%	5.11%	4.10%	N/A
Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks.	Fidelity® VIP Total Market Index Initial Class; Fidelity Management & Research Company LLC	0.12%	23.69%	13.75%	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Sustainable Equity Portfolio Class I; Neuberger Berman Investment Advisers LLC	0.89%	25.84%	13.97%	11.44%
Seeks capital appreciation.	Pacific Select Fund Bond Plus Portfolio Class P; Pacific Life Fund Advisors, LLC	0.44%[1]	N/A	N/A	N/A
Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	Pacific Select Fund Equity Index Portfolio Class P; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.08%	24.91%	14.45%	13.01%
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social, and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.59%[1]	14.11%	N/A	N/A
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social, and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Portfolio Class P; Pacific Life Fund Advisors LLC	0.59%[1]	12.40%	N/A	N/A
Seeks a high level of current income.	Pacific Select Fund Floating Rate Income Portfolio Class P; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.72%	8.39%	6.00%	5.18%
Seeks to provide capital appreciation.	Pacific Select Fund Hedged Equity Portfolio Class P; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.65%	18.11%	N/A	N/A
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Inflation Managed Portfolio Class P; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	1.12%	2.56%	2.15%	2.35%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors, LLC	0.46%[1]	N/A	N/A	N/A
Seeks capital appreciation.	Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors, LLC	0.44%[1]	N/A	N/A	N/A
Seeks capital appreciation.	Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class P (formerly called Pacific Select Fund Mid-Cap Equity Portfolio Class P); Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.46%[1]	15.18%	10.46%	10.48%
Seeks high, long-term growth of capital.	Pacific Select Fund Pacific Dynamix – Aggressive Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	N/A	N/A	N/A
Seeks current income and moderate growth of capital.	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	8.75%	4.60%	N/A
Seeks moderately high, long-term growth of capital with low, current income.	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	14.12%	8.22%	N/A
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	12.35%	6.84%	N/A
Seeks capital appreciation.	Pacific Select Fund QQQ Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors, LLC	0.40%[1]	N/A	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks investment results that correspond to the total return of an index of small-capitalization companies.	Pacific Select Fund Small-Cap Index Portfolio Class P; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.38%	11.06%	6.98%	7.41%
Seeks capital appreciation.	Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors, LLC	0.49%[1]	N/A	N/A	N/A
Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	Vanguard VIF Global Bond Index Portfolio; The Vanguard Group, Inc.	0.13%	2.03%	-0.23%	N/A
Seeks to provide a high level of current income.	Vanguard VIF High Yield Bond Portfolio; Wellington Management Company LLP	0.24%	6.30%	3.37%	4.53%
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard VIF Mid-Cap Index Portfolio; The Vanguard Group, Inc.	0.17%	15.08%	9.70%	9.41%
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.	Vanguard VIF Real Estate Index Portfolio; The Vanguard Group, Inc.	0.26%	4.74%	2.84%	4.99%

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
Cybersecurity and Business Continuity Risks [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Cybersecurity and Business Continuity Risks

Our business relies heavily on the effective operation of our computer systems and networks, as well as those of our business partners and service providers. Consequently, we are potentially susceptible to operational and information security risks associated with the technologies, processes and procedures designed to protect networks, systems, computers, programs and information from cyber-attacks, operational failure, AI misuse, damage or unauthorized access. These risks include but are not limited to, theft, loss, misuse, corruption and destruction of information maintained online or digitally, denial of service on websites and other operational failures, and unauthorized disclosure of confidential, proprietary and customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Policy Accumulated Value. For instance, cyber-attacks or operational incidents may interfere with Contract transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the disclosure and possible destruction of confidential, proprietary and customer information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines, litigation, loss of business, financial losses and reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Policy to lose value. The digitalization, increased information availability, use of new and constantly evolving technologies, the increased sophistication and severity of cyber campaigns, and the heightened geopolitical risk and tension, continue to pose new and significant cybersecurity and operational risks and threats. While measures and controls have been adopted and are periodically reviewed and updated to mitigate cybersecurity and operational risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Policy due to cyber-attacks, operational incidents, misuse of AI, or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the Funds available through your Policy. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Limitations on Access to Accumulated Value through Withdrawals [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Limitations on Access to Accumulated Value through Withdrawals

Withdrawals under the Policy are available starting on the first Policy Anniversary. Each withdrawal must be at least $200. We will not accept a withdrawal request if the withdrawal will cause the Policy to become a Modified Endowment Contract (MEC), unless you have told us In Writing that you desire to have your Policy become a MEC. See Tax Implications below for additional information on MECs.

Risks Associated with Fixed Options [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Risks Associated with Fixed Options

Under the Fixed Options, there are frequency, amount and/or percentage limits on how much may be transferred from the Fixed Options. These limits are significantly more restrictive than those that apply to transfers out of the Variable Investment Options and it may take several Policy Years to transfer your Accumulated Value out of either of the Fixed Options to Variable Investment Options. Such restrictions on transfers from the Fixed Options may prevent you from reallocating your Accumulated Value at the times and in the amounts that you desire and may result in lower investment performance than if you allocated to Variable Investment Options. See YOUR INVESTMENT OPTIONS – Transferring Among Investment Options and Market-timing Restrictions. Currently, we are not imposing the amount and/or percentage limits on the Fixed Options.

Tax Implications [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Tax Implications

We believe the Policy meets the statutory definition of life insurance for federal income tax purposes. We do not know whether the current treatment of life insurance policies under current federal income tax, estate, or gift tax laws will continue. We also do not know if the current interpretations of the laws by the IRS or the courts will remain the same. Also, future legislation may adversely change the tax treatment of life insurance policies.

Death benefits from a life insurance policy may generally be excluded from income under the Tax Code. Also, you generally are not subject to taxation on any increase in the Accumulated Value until it is withdrawn. You may be subject to income tax if you take withdrawals or surrender your Policy, or if your Policy lapses and you have not repaid any outstanding Policy Debt. If your Policy becomes a MEC, distributions you receive beginning on the date the Policy becomes a MEC may be subject to tax and a 10% penalty.

Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Risk of LossYou can lose money by investing in the Policy, including loss of principal and previous earnings.Principal Risks of Investing in the Policy
Principal Risk [Text Block]

Risk of Loss

You can lose money by investing in this Policy, including loss of principal and any prior earnings. The Policy is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Not a Short-Term Investment

This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is designed to provide a Death Benefit. No withdrawals may be made during the first year of the Policy. This Policy may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs.

Surrender Charges apply for up to 14 years for each Basic Life Coverage Layer added to the Policy and any withdrawals may be subject to income tax and tax penalties. If there is a reduction in the Face Amount of a Basic Life Coverage Layer, including decreases for withdrawals if applicable, the surrender charge for the effected Basic Life Coverage Layer will not change.

Principal Risks of Investing in the Policy

Surrendering Your Policy

Principal Risk [Text Block]

Unsuitable as Short-Term Savings Vehicle (Surrender and Withdrawal Risk)

This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is designed to provide a Death Benefit. The Policy may be inappropriate for you if you do not have the financial ability to keep it In Force for a substantial period of time.

This Policy may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs. A surrender will terminate the Policy and all of its benefits. Withdrawals cannot be taken until after the first year of the Policy and may be subject to withdrawal charges. A withdrawal will reduce your Accumulated Value and may significantly reduce the value of the Death Benefit or benefit riders under the Policy, potentially by more than the amount withdrawn. Withdrawals may also significantly increase the risk of lapse.

Surrender Charges reduce the Cash Surrender Value of your Policy. Surrender Charges apply for up to 14 years for each Basic Life Coverage Layer added to the Policy and any withdrawals may be subject to negative tax consequences, including income tax and tax penalties. If there is a reduction in the Face Amount of a Basic Life Coverage Layer, including decreases for withdrawals if applicable, the Surrender Charge and the Coverage charge for the effected Basic Life Coverage Layer will not change.

Please discuss your insurance needs and financial objectives with your financial professional. Together you can decide if the Policy is right for you. We are a variable life insurance policy provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Investment Options Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Risks Associated with Investment Option

An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Policy (e.g. Funds).

Each Investment Option (including any Fixed Option) will have its own unique risks.

You should review, working with your life insurance producer, the Investment Options before making an investment decision.

Principal Risks of Investing in the Policy

Investment Options – Fixed Options

Appendix: Funds Available Under the Policy

Principal Risk [Text Block]

Risks Associated with Variable Investment Options

You should consider the Policy’s Investment Options as well as its costs. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Variable Investment Options you have chosen. Each Variable Investment Option will have its own unique risks. The value of each Variable Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. You can lose money by investing in the Policy, including loss of principal and prior earnings. You bear the risk of any Variable Investment Options you choose. You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your financial professional or by visiting https://pacificlife.onlineprospectus.net/pacificlife/products/. No assurance can be given that a Fund will achieve its investment objectives.

Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Insurance Company RisksInvestment in the Policy is subject to the risks related to us, and any obligations (including any Fixed Option), guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling us at (800) 347-7787 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Policy

About Pacific Life

Principal Risk [Text Block]

Insurance Company Risks

Investment in the Policy is subject to the risks related to us, and any obligations (including any Fixed Options), guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees.

Contract Lapse Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Contract Lapse

Your Policy remains In Force as long as you have sufficient Net Accumulated Value to cover your Policy’s Monthly Deductions of Policy charges. Insufficient premium payments, poor investment performance, withdrawals, unpaid loans or loan interest and fees associated with the exercise of certain riders may cause your Policy to lapse. If the Policy lapses, that means no death benefit will be paid. There are costs associated with reinstating a lapsed Policy.

If the Policy lapses, you have three years from the end of the Grace Period to apply for reinstatement. There is no guarantee that reinstatement will be approved and there are costs associated with reinstating a lapsed Policy. If the Policy is reinstated, the same Risk Classes in use at the time of lapse will apply to the reinstated Policy. There is no guarantee that a reinstatement will be approved.

Principal Risks of Investing in the Policy

Lapsing and Reinstatement

Principal Risk [Text Block]

Policy Lapse

Your Policy remains In Force as long as your Accumulated Value less any Policy Debt is greater than your Policy’s Monthly Deductions of Policy charges. Insufficient premium payments, fees and expenses, poor investment performance, withdrawals, unpaid loans or loan interest, and fees associated with the exercise of certain riders may cause your Policy to lapse – which means no Death Benefit or other benefits will be paid. There are costs associated with reinstating a lapsed Policy. There is no guarantee that your Policy will not lapse even if you pay your planned premium. You should consider a periodic review of your Policy with your financial professional.

Before your Policy lapses, there is a Grace Period. The Grace Period gives you 61 days to pay enough premium to keep your Policy In Force and to prevent your Policy from lapsing. The 61-day period begins on the date we send notice that your Policy’s Accumulated Value less Policy Debt is less than the Monthly Deduction.

The Policy may be eligible for the Short-Term No-Lapse Guarantee Rider that may help prevent the Policy from Lapsing. See the Short-Term No-Lapse Guarantee Rider in the OTHER BENEFITS AVAILABLE UNDER THE POLICY section in this prospectus.

If the Policy lapses, you have three years from the end of the Grace Period to apply for reinstatement. There is no guarantee that reinstatement will be approved and there are costs associated with reinstating a lapsed Policy. If the Policy is reinstated, the same Risk Class in use at the time of lapse will apply to the reinstated Policy.

Dimensional VA International Small Portfolio Institutional Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA International Small Portfolio Institutional Class (formerly DFA VA International Small Portfolio Institutional Class)
Portfolio Company Objective [Text Block]	Seeks to achieve long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors, LP
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	3.82%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	5.91%
Dimensional VA Short-Term Fixed Portfolio Institutional Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA Short-Term Fixed Portfolio Institutional Class (formerly DFA VA Short-Term Fixed Portfolio Institutional Class)
Portfolio Company Objective [Text Block]	Achieve a stable real return in excess of the rate of inflation with a minimum of risk.
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors, LP
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	5.48%
Average Annual Total Returns, 5 Years [Percent]	1.91%
Average Annual Total Returns, 10 Years [Percent]	1.57%
Fidelity® VIP Bond Index Portfolio Initial Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Bond Index Portfolio Initial Class
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	1.21%
Average Annual Total Returns, 5 Years [Percent]	(0.46%)
Fidelity® VIP Government Money Market Portfolio Service Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio Service Class
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	5.00%
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	1.54%
Fidelity® VIP International Index Portfolio Initial Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP International Index Portfolio Initial Class
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	5.11%
Average Annual Total Returns, 5 Years [Percent]	4.10%
Fidelity® VIP Total Market Index Initial Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Total Market Index Initial Class
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	23.69%
Average Annual Total Returns, 5 Years [Percent]	13.75%
Neuberger Berman Sustainable Equity Portfolio Class I [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Portfolio Class I
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	25.84%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	11.44%
Pacific Select Fund Bond Plus Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund Bond Plus Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors, LLC
Current Expenses [Percent]	0.44%	[8]
Pacific Select Fund ESG Diversified Growth Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund ESG Diversified Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social, and governance (“ESG”) criteria.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.59%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.11%
Pacific Select Fund ESG Diversified Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund ESG Diversified Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social, and governance (“ESG”) criteria.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.59%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.40%
Pacific Select Fund Equity Index Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund Equity Index Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	24.91%
Average Annual Total Returns, 5 Years [Percent]	14.45%
Average Annual Total Returns, 10 Years [Percent]	13.01%
Pacific Select Fund Floating Rate Income Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund Floating Rate Income Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks a high level of current income.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Aristotle Pacific Capital LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	5.18%
Pacific Select Fund Hedged Equity Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund Hedged Equity Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	JPMorgan Investment Management, Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	18.11%
Pacific Select Fund Inflation Managed Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund Inflation Managed Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	2.56%
Average Annual Total Returns, 5 Years [Percent]	2.15%
Average Annual Total Returns, 10 Years [Percent]	2.35%
Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors, LLC
Current Expenses [Percent]	0.46%	[8]
Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors, LLC
Current Expenses [Percent]	0.44%	[8]
Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class P (formerly called Pacific Select Fund Mid-Cap Equity Portfolio Class P)
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Fidelity Diversifying Solutions LLC
Current Expenses [Percent]	0.46%	[8]
Average Annual Total Returns, 1 Year [Percent]	15.18%
Average Annual Total Returns, 5 Years [Percent]	10.46%
Average Annual Total Returns, 10 Years [Percent]	10.48%
Pacific Select Fund Pacific Dynamix – Aggressive Growth Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Aggressive Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks high, long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.39%	[8]
Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks current income and moderate growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.39%	[8]
Average Annual Total Returns, 1 Year [Percent]	8.75%
Average Annual Total Returns, 5 Years [Percent]	4.60%
Pacific Select Fund Pacific Dynamix – Growth Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks moderately high, long-term growth of capital with low, current income.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.39%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.12%
Average Annual Total Returns, 5 Years [Percent]	8.22%
Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.39%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.35%
Average Annual Total Returns, 5 Years [Percent]	6.84%
Pacific Select Fund QQQ Plus Bond Alpha Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund QQQ Plus Bond Alpha Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors, LLC
Current Expenses [Percent]	0.40%	[8]
Pacific Select Fund Small-Cap Index Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Index Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of an index of small-capitalization companies.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	6.98%
Average Annual Total Returns, 10 Years [Percent]	7.41%
Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class P [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors, LLC
Current Expenses [Percent]	0.49%	[8]
Vanguard VIF Global Bond Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF Global Bond Index Portfolio
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	2.03%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Vanguard VIF High Yield Bond Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF High Yield Bond Portfolio
Portfolio Company Objective [Text Block]	Seeks to provide a high level of current income.
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	3.37%
Average Annual Total Returns, 10 Years [Percent]	4.53%
Vanguard VIF Mid-Cap Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF Mid-Cap Index Portfolio
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	15.08%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Vanguard VIF Real Estate Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF Real Estate Index Portfolio
Portfolio Company Objective [Text Block]	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	4.74%
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	4.99%
Asset Charge [Member]
Item 2. Key Information [Line Items]
Annual Maintenance Fee, Description [Text Block]	Asset charge	[6]
Annual Maintenance Fee, When Deducted [Text Block]	Monthly Payment Date
Annual Maintenance Fee (of Policy Value), Maximum [Percent]	0.60%
Annual Maintenance Fee, Footnotes [Text Block]	The guaranteed charge is not deducted on and after your Policy’s Monthly Deduction End Date.
Automated Income Option [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Automated Income Option
Purpose of Benefit [Text Block]	Allows you to make scheduled withdrawals or loans from the Policy.
Brief Restrictions / Limitations [Text Block]

● This option is available for use after the 7th Policy Anniversary.

● The Policy must have a minimum Net Cash Surrender Value of $50,000 to start withdrawals or loans under this option and cannot be a Modified Endowment Contract.

● Withdrawals or loans can be scheduled monthly or annually.

● Each withdrawal or loan must be at least $500 for monthly or $1,000 for annual.

● Withdrawals or loans will be taken from each Investment Option in proportion to the Accumulated Value in each Investment Option.

● Any additional withdrawal or loan made that is not part of this option will cause this option to cancel and delay in restarting a new schedule under this option.

Name of Benefit [Text Block]	Automated Income Option
Benefit Standard or Optional [Text Block]	Standard
Basic premium load [Member]
Item 2. Key Information [Line Items]
Sales Load, Description [Text Block]	Basic premium load
Sales Load, When Deducted [Text Block]	Upon receipt of premium	[3]
Sales Load (of Premium Payments), Maximum [Percent]	6.90%
Sales Load, Footnotes [Text Block]	If an internal transfer occurs between two variable universal life policies you have with us in connection with a transfer or exchange offer by Pacific Life or Pacific Select Distributors, LLC (our distributor), including pursuant to a conversion or split option rider, the amount transferred will not incur any Premium Load (which includes basic, surplus, and internal premium loads). Premium loads will apply (basic and surplus, if applicable) on the new Policy for additional premium added at issue or after the initial premium is paid. In addition, the internal transfer will not incur a Surrender Charge on any amount transferred from the old to purchase the new policy. Any Surrender Charge applicable to the new policy will continue to apply under the terms of the new policy.
Conversion Rider [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Conversion Rider
Purpose of Benefit [Text Block]	Allows you to convert eligible coverages into a new Policy.
Brief Restrictions / Limitations [Text Block]

● Automatically added at Policy issue.

● If the Policy’s Face Amount has been increased and that resulted in insurance coverage with Risk Classes that differ from the Policy’s original insurance coverage, the new Policy will be issued with the Risk Class of the most recent insurance coverage added.

● If exercised, a new Policy will be issued and any insurance coverage under this Policy will terminate.

Name of Benefit [Text Block]	Conversion Rider
Benefit Standard or Optional [Text Block]	Standard
Coverage Charge [Member]
Item 2. Key Information [Line Items]
Annual Maintenance Fee, Description [Text Block]	Coverage charge	[6],[9]
Annual Maintenance Fee, When Deducted [Text Block]	Monthly Payment Date, beginning on effective date of each Basic Life Coverage Layer
Annual Maintenance Fee, Representative Investor [Text Block]	Charge for a representative Insured Maximum guaranteed charge during Policy Year 1 is $24.50 per Policy plus $1.499 per $1,000 of Basic Life Coverage Layer for a male standard non-smoker or standard non tobacco who is Age 55 at Policy issue, with Death Benefit Option ACharge for a representative Insured Current charge during Policy Year 1 is $24.50 per Policy plus $0.8758 per $1,000 of Basic Life Coverage Layer for a male standard non-smoker or standard non tobacco who is Age 55 at Policy issue, with Death Benefit Option A	[7]
Annual Maintenance Fee, Maximum [Dollars]	$ 24.5
Annual Maintenance Fee, Current [Dollars]	$ 24.5
Annual Maintenance Fee, Footnotes [Text Block]	The guaranteed charge is not deducted on and after your Policy’s Monthly Deduction End Date.Charges shown for the representative Insured may not be typical of the charges you will pay.The Coverage charge rate is based on the Age, sex, and Risk Class of the Insured on the Policy Date or date Rider is effective. It also varies with the Death Benefit Option you choose. Each Coverage Layer will have a corresponding Coverage charge related to the amount of the increase, based on the Age and Risk Class of the Insured at the time of the increase. If there is a reduction in the Face Amount of a Basic Life Coverage Layer, including decreases for any withdrawals, the Coverage charge for the effected Basic Life Coverage Layer will not change. For the current Coverage charge, we use a Coverage charge factor which may reduce the amount charged and varies by Policy duration. Ask your life insurance producer for information regarding this charge for your Policy. The Coverage charge for your Policy will be stated in the Policy Specifications.
Current Charge Years 1 through 20 [Member]
Item 2. Key Information [Line Items]
Annual Maintenance Fee (of Policy Value), Current [Percent]	0.25%
Current Charge Years 21 and After [Member]
Item 2. Key Information [Line Items]
Annual Maintenance Fee (of Policy Value), Current [Percent]	0.15%
Dollar Cost Averaging [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows you to make scheduled transfers between Variable Investment Options.
Brief Restrictions / Limitations [Text Block]

● Each transfer must be for $50 or more.

● Transfers can be scheduled monthly, quarterly, semi-annually or annually.

● The Variable Investment Option must have at least $5,000 to start.

● May not use this service and the Portfolio Rebalancing, First Year Transfer, or Fixed Option Interest Sweep at the same time.

Name of Benefit [Text Block]	Dollar Cost Averaging
Benefit Standard or Optional [Text Block]	Standard
Evaluation of Insurability [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Evaluation of Insurability	[4]
Other Transaction Fee, When Deducted [Text Block]	Upon a non-scheduled request to increase the Basic Face Amount
Other Transaction Fee, Current [Dollars]	$ 100
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We currently do not impose this charge and we reserve the right to do so in the future.
Face Amount Increase [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Face Amount Increase	[4]
Other Transaction Fee, When Deducted [Text Block]	Upon effective date
Other Transaction Fee, Current [Dollars]	$ 100
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We currently do not impose this charge and we reserve the right to do so in the future.
First Year Transfer [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	First Year Transfer
Purpose of Benefit [Text Block]	Allows you to make monthly transfers from the Fixed Account to the Variable Investment Options during the Policy’s first year.
Brief Restrictions / Limitations [Text Block]	● Must enroll when you apply for the Policy. ● May not use this service and the Dollar Cost Averaging, Portfolio Rebalancing, or Fixed Option Interest Sweep at the same time.
Name of Benefit [Text Block]	First Year Transfer
Benefit Standard or Optional [Text Block]	Standard
Fixed Option Interest Sweep [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Fixed Option Interest Sweep
Purpose of Benefit [Text Block]	Allows you to make scheduled transfers of the accumulated earnings from the Fixed Account or Fixed LT Account to the Variable Investment Options.
Brief Restrictions / Limitations [Text Block]

● Each transfer must be at least $50. If the earnings are not $50 at the time of transfer, the transfer will be held until the next scheduled transfer date when the interest earnings are at least $50.

● May not use this service and the Dollar Cost Averaging, Portfolio Rebalancing, or First Year Transfer at the same time.

Name of Benefit [Text Block]	Fixed Option Interest Sweep
Benefit Standard or Optional [Text Block]	Standard
Flexible Duration No-Lapse Guarantee Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Flexible Duration No-Lapse Guarantee Rider	[10]
Optional Benefit Charge, When Deducted [Text Block]	Monthly Payment Date
Optional Benefit Expense, Maximum [Dollars]	$ 6.3074
Optional Benefit Expense, Current [Dollars]	0.3264
Optional Benefit Expense, Minimum [Dollars]	$ 0.0218
Optional Benefit Expense, Footnotes [Text Block]	Charges shown for the representative Insured may not be typical of the charges you will pay.Riders are described under the POLICY BENEFITS – Optional Riders and Benefits section in this prospectus. Rider charges are based on the Age and Risk Class of the person Insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.
Other Annual Expense, Representative [Text Block]	Charge for a representative Insured Maximum guaranteed charge is $0.7882 per $1,000 of Net Amount At Risk at the end of Policy Year 1 for a male standardnon-smoker or standard non tobacco who is Age 55 at Policy issueCharge for a representative Insured Current charge is $0.0520 per $1,000 of Net Amount At Risk at the end of Policy Year 1 for a male standard non-smoker or standard non tobacco who is Age 55 at Policy issue	[7]
Name of Benefit [Text Block]	Flexible Duration No-Lapse Guarantee Rider
Purpose of Benefit [Text Block]	Provides that the Policy and any optional benefits you have selected will remain In Force even if the Policy’s Net Accumulated Value is insufficient to cover the total monthly deduction, provided that the No Lapse Guarantee Value less any Policy Debt is greater than zero.
Brief Restrictions / Limitations [Text Block]

● Must be elected at Policy issue

● Additional cost applies.

● Available if Insured is at least 18 and no older than age 85 at Policy issue.

● At initial purchase and during the entire time that you own this Rider, you must allocate 100% of your Accumulated Value among the allowable Investment Options for the Rider listed under APPENDIX: FUNDS AVAILABLE UNDER THE POLICY – Allowable Investment Options or the Rider will terminate.

● The no-lapse guarantee applies as long as the Net No-Lapse Guarantee Value (No-Lapse Guarantee Value less any Policy Debt) is greater than zero.

● The No-Lapse Guarantee Value depends on a number of factors including amount and timing of premium paid and hypothetical values under the rider which are affected by Policy loans, withdrawals, interest rates, Policy changes, and other factors.

● Benefit will terminate upon electing an increase in Face Amount under the Policy.

Name of Benefit [Text Block]	Flexible Duration No-Lapse Guarantee Rider
Benefit Standard or Optional [Text Block]	Optional
Illustration Request [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Illustration request	[4]
Other Transaction Fee, When Deducted [Text Block]	Upon request of Policy Illustration in excess of 1 per year
Other Transaction Fee, Current [Dollars]	$ 25
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We currently do not impose this charge and we reserve the right to do so in the future.
Internal premium load [Member]
Item 2. Key Information [Line Items]
Sales Load, Description [Text Block]	Internal premium load
Sales Load, When Deducted [Text Block]	Upon receipt of a replacement or conversion of a policy you have with us	[3]
Sales Load (of Premium Payments), Maximum [Percent]	6.90%
Sales Load, Footnotes [Text Block]	If an internal transfer occurs between two variable universal life policies you have with us in connection with a transfer or exchange offer by Pacific Life or Pacific Select Distributors, LLC (our distributor), including pursuant to a conversion or split option rider, the amount transferred will not incur any Premium Load (which includes basic, surplus, and internal premium loads). Premium loads will apply (basic and surplus, if applicable) on the new Policy for additional premium added at issue or after the initial premium is paid. In addition, the internal transfer will not incur a Surrender Charge on any amount transferred from the old to purchase the new policy. Any Surrender Charge applicable to the new policy will continue to apply under the terms of the new policy.
Loan Interest Charge [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Loan interest charge	[10]
Optional Benefit Charge, When Deducted [Text Block]	Policy Anniversary
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%	[11]
Optional Benefit Expense, Footnotes [Text Block]	In addition to the loan interest charge, the Loan Account Value that is used to secure Policy Debt will be credited interest at a minimum of 2.00% to help offset the loan interest charge of 2.25%. Loan interest on the Loan Account and Policy Debt accrues daily and any loan interest that has accrued is due on each Policy Anniversary. Any unpaid loan interest on each Policy Anniversary will be added to the Loan Account. On each Policy Anniversary, we transfer the excess of the Policy Debt over Loan Account Value from the Investment Options to the Loan Account. If the Loan Account Value is greater than Policy Debt, then such excess is transferred from the Loan Account to the Variable Options or the Fixed Options on a proportionate basis according to your most recent Allocation Instructions.Riders are described under the POLICY BENEFITS – Optional Riders and Benefits section in this prospectus. Rider charges are based on the Age and Risk Class of the person Insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.
Loans [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Allow you to borrow money from your Policy at any time after the Free Look Transfer Date to gain access to the Accumulated Value in the Policy.
Brief Restrictions / Limitations [Text Block]

● The maximum amount available to borrow will be less than 100% of your Accumulated Value and the minimum amount is $200.

● You pay interest on the amount you borrow which is due on your Policy Anniversary.

● The Accumulated Value set aside to secure your loan is transferred to a Loan Account which earns interest daily.

● Taking out a loan, whether or not you repay it, will affect the growth of your Policy’s Accumulated Value since the amount used to secure the loan will not participate in the investment experience of the Investment Options, will not be available to any Policy charges, may increase the risk of the Policy lapsing and could reduce the amount of the Death Benefit.

● Loans may have tax consequences.
Name of Benefit [Text Block]	Loans
Benefit Standard or Optional [Text Block]	Standard
Option A Death Benefit [Member]
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Option A – the Total Face Amount of your Policy.The Death Benefit is designed to remain level.

The graphs are intended to show how the Death Benefit Options work and are not predictive of investment performance in your Policy. The Death Benefit Option selected by an investor impacts the dollar value of the Death Benefit, the charges paid, and the resulting Accumulated Value.

Option B Death Benefit [Member]
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Option B – the Total Face Amount of your Policy plus its Accumulated Value.The Death Benefit changes as your Policy’s Accumulated Value changes. The better your Investment Options perform, the larger the Death Benefit will be, but will never be lower than Death Benefit Option A.

The graphs are intended to show how the Death Benefit Options work and are not predictive of investment performance in your Policy. The Death Benefit Option selected by an investor impacts the dollar value of the Death Benefit, the charges paid, and the resulting Accumulated Value.

Portfolio Rebalancing [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to make automatic transfers among the Variable Investment Options according to your Allocation Instructions.
Brief Restrictions / Limitations [Text Block]

● Transfers can be scheduled monthly, quarterly, semi-annually, or annually.

● If you make transfers out of the Variable Investment Options you selected under the service, the service will end. You will have to wait 30 days before you can re-enroll with new Allocation Instructions.

● May not use this service and the Dollar Cost Averaging, First Year Transfer, or Fixed Option Interest Sweep at the same time.

Name of Benefit [Text Block]	Portfolio Rebalancing
Benefit Standard or Optional [Text Block]	Standard
Premier Chronic Illness Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Premier Chronic Illness Rider	[10]
Optional Benefit Charge, When Deducted [Text Block]	Monthly Payment Date
Optional Benefit Expense, Maximum [Dollars]	$ 1.6976
Optional Benefit Expense, Current [Dollars]	1.5278
Optional Benefit Expense, Minimum [Dollars]	$ 0.0906
Optional Benefit Expense, Footnotes [Text Block]	Charges shown for the representative Insured may not be typical of the charges you will pay.Riders are described under the POLICY BENEFITS – Optional Riders and Benefits section in this prospectus. Rider charges are based on the Age and Risk Class of the person Insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.
Other Annual Expense, Representative [Text Block]	Charge for a representative Insured Maximum guaranteed charge is $0.4647 per $1,000 of Rider Net Amount at Risk for a single male, who is Age 55 at Policy Issue with a 2.0% benefitCharge for a representative Insured Current charge is $0.2703 per $1,000 of Rider Net Amount at Risk for a single male, who is Age 55 at Policy issue with a 2.0% benefit	[7]
Name of Benefit [Text Block]	Premier Chronic Illness Rider
Purpose of Benefit [Text Block]	Provides access to a portion of the Policy Death Benefit Proceeds if the Insured has been certified as chronically ill.
Brief Restrictions / Limitations [Text Block]

● Available at Policy Issue.

● Satisfactory Evidence of Insurability is required.

● Cannot be issued with the Premier Living Benefits Rider 2.

● Additional cost applies.

● Available if Insured is at least age 18 and no older than age 75 at Policy issue.

● Subject to the eligibility and other conditions described in the Rider such as certification of having a chronic illness, making a Written Request for benefits, and not exceeding the maximum amount of the Death Benefit that may be utilized for chronic illness benefits.

● When benefits are paid, certain Policy values (the Total Face Amount, Accumulated Value, Policy loans, Policy Debt, Loan Account, Loan Account Value and any Surrender Charges) will be reduced by the Acceleration Percentage. In addition, any Automated Income Option or other Systematic Distribution Program will be discontinued.

● Chronic illness benefits may be requested once every 12-month period.

● Chronic illness must be certified by a licensed health care practitioner (not the Insured, Owner, or Immediate Family Member).

● During a Benefit year (as defined in the Premier Chronic Illness Rider section), a Policy Owner can only change from Death Benefit Option B to Option A.

● During a Benefit Year, transfers from the Fixed Account or the Fixed LT Account to the Variable Investment Options are not permitted.

Name of Benefit [Text Block]	Premier Chronic Illness Rider
Benefit Standard or Optional [Text Block]	Optional
Premier Living Benefits Rider 2 [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Premier Living Benefits Rider 2
Purpose of Benefit [Text Block]	Provides access to a portion of the Policy Death Benefit Proceeds if the Insured has been certified as a chronically ill individual or a terminally ill individual.
Brief Restrictions / Limitations [Text Block]

● Available at Policy issue.

● Satisfactory Evidence of Insurability is required.

● Not available for Policies issued in California.

● Cannot be issued with the Terminal Illness Rider or the Premier Chronic Illness Rider.

● Subject to the eligibility and other conditions described in the Rider such as certification of having a chronic or terminal illness, making a Written Request for benefits, and not exceeding the maximum amount of the Death Benefit that may be utilized for chronic or terminal illness benefits.

● Chronic illness benefits may be requested once every 12-month period.

● Chronic illness must be certified by a licensed health care practitioner (not the Insured, Owner, or Immediate Family Member).

● Once the Rider is exercised, we will not allow any requested increases in benefits under the Policy or any Riders.

● When benefits are paid, certain Policy values (the Total Face Amount, Accumulated Value, Policy loans, Policy Debt, Loan Account, Loan Account Value and any Surrender Charges) will be reduced by the Acceleration Percentage. In addition, any Automated Income Option or other Systematic Distribution Program will be discontinued.

Name of Benefit [Text Block]	Premier Living Benefits Rider 2
Benefit Standard or Optional [Text Block]	Standard, if eligible
Premier Living Benefits Rider [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Premier Living Benefits Rider
Purpose of Benefit [Text Block]	Provides access to a portion of the Policy death benefit proceeds if the Insured has been certified as a chronically ill individual.
Brief Restrictions / Limitations [Text Block]

● Must be elected at Policy issue.

● Only available for Policies issued in California.

● Subject to the eligibility and other conditions described in the Rider such as certification of having a chronic illness, making a written request for benefits, and not exceeding the maximum amount of the Death Benefit that may be utilized for chronic illness benefits.

● Chronic illness benefits may be requested once every 12-month period.

● Chronic illness must be certified by a licensed health care practitioner (not the Insured, Owner, or Immediate Family Member).

● When benefits are paid, certain Policy values (the Total Face Amount, Accumulated Value, Policy Debt, Loan Account, Loan Account Value and any surrender charges) will be reduced by the Acceleration Percentage. In addition, any Automated Income option or other systematic distribution program will be discontinued.

Name of Benefit [Text Block]	Premier Living Benefits Rider
Benefit Standard or Optional [Text Block]	Optional
Short-Term No-Lapse Guarantee Rider [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Short-Term No-Lapse Guarantee Rider
Purpose of Benefit [Text Block]	Protects the Policy from lapsing for a specified guaranteed period of time due to poor Policy performance.
Brief Restrictions / Limitations [Text Block]

● Automatically issued on your Policy if Insured is Age 79 and younger at Policy Issue.

● Guarantee period ranges from 5 to 15 years based on Insured’s age at Policy issue.

● Benefit will be provided if a certain amount of premium is paid each Policy month.

● The no-lapse guarantee is in effect as long as the No-Lapse Credit less Policy Debt is equal to or greater than zero.

● Benefit will terminate if any rider added to the Policy after issue has charges.
Name of Benefit [Text Block]	Short-Term No-Lapse Guarantee Rider
Benefit Standard or Optional [Text Block]	Standard
Surplus premium load [Member]
Item 2. Key Information [Line Items]
Sales Load, Description [Text Block]	Surplus premium load
Sales Load, When Deducted [Text Block]	Upon receipt of premium that exceeds the Premium Band amount	[3]
Sales Load (of Premium Payments), Maximum [Percent]	20.00%
Sales Load, Footnotes [Text Block]	If an internal transfer occurs between two variable universal life policies you have with us in connection with a transfer or exchange offer by Pacific Life or Pacific Select Distributors, LLC (our distributor), including pursuant to a conversion or split option rider, the amount transferred will not incur any Premium Load (which includes basic, surplus, and internal premium loads). Premium loads will apply (basic and surplus, if applicable) on the new Policy for additional premium added at issue or after the initial premium is paid. In addition, the internal transfer will not incur a Surrender Charge on any amount transferred from the old to purchase the new policy. Any Surrender Charge applicable to the new policy will continue to apply under the terms of the new policy.
Terminal Illness Rider [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Terminal Illness Rider
Purpose of Benefit [Text Block]	Provides access to a portion of the Policy Death Benefit Proceeds if the Insured has been certified as a terminally ill individual.
Brief Restrictions / Limitations [Text Block]

● Available at Policy issue.

● Not available for Policies issued with the Premier Living Benefits Rider 2.

● Issued when Premier Living Benefits Rider 2 is not issued.

● You may opt out of the Rider at any time.

● Subject to the eligibility and other conditions described in the Rider such as certification of having a terminal illness, making a Written Request for benefits, and not exceeding the maximum amount of the Death Benefit that may be utilized for terminal illness benefits.

● Terminal illness must be certified by a licensed physician (not the Insured, Owner, or Immediate Family Member).

● When benefits are paid, certain Policy values (the Total Face Amount, Accumulated Value, Policy Debt, Loan Account, Loan Account Value, and any Surrender Charges) will be reduced by the Acceleration Percentage. In addition, any Automated Income option or other Systematic Distribution Program will be discontinued.

Name of Benefit [Text Block]	Terminal Illness Rider
Benefit Standard or Optional [Text Block]	Standard, unless eligible for Premier Living Benefits Rider 2.
Terminal Illness Rider Processing Charge [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Terminal Illness Rider Processing Charge	[4]
Other Transaction Fee, When Deducted [Text Block]	Upon approval of specific request
Other Transaction Fee, Current [Dollars]	$ 100
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We currently do not impose this charge and we reserve the right to do so in the future.
Withdrawal Charge [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Withdrawal charge (including any withdrawals under the Automated Income Program)	[4]
Other Transaction Fee, When Deducted [Text Block]	Upon partial withdrawal of Accumulated Value
Other Transaction Fee, Current [Dollars]	$ 25
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We currently do not impose this charge and we reserve the right to do so in the future.

[1]	As a percentage of Fund net assets.
[2]	The Surrender Charge is based on the Age and Risk Class of the Insured, the Face Amount of the effected Coverage Layer(s), as well as the Death Benefit Option you choose. If there is a reduction in the Face Amount of a Basic Coverage Layer, including decreases due to withdrawals, the Surrender Charge for the effected Basic Coverage Layer will not change. The Surrender Charge reduces to $0 after 14 years from the effective date of each Coverage Layer. The Surrender Charge shown in the table may not be typical of the Surrender Charge you will pay. Ask your life insurance producer for information on this charge for your Policy. The surrender charge for your Policy will be stated in the Policy Specifications.
[3]	If an internal transfer occurs between two variable universal life policies you have with us in connection with a transfer or exchange offer by Pacific Life or Pacific Select Distributors, LLC (our distributor), including pursuant to a conversion or split option rider, the amount transferred will not incur any Premium Load (which includes basic, surplus, and internal premium loads). Premium loads will apply (basic and surplus, if applicable) on the new Policy for additional premium added at issue or after the initial premium is paid. In addition, the internal transfer will not incur a Surrender Charge on any amount transferred from the old to purchase the new policy. Any Surrender Charge applicable to the new policy will continue to apply under the terms of the new policy.
[4]	We currently do not impose this charge and we reserve the right to do so in the future.
[5]	Cost of insurance rates apply uniformly to all members of the same Class and vary based on Age, sex, and Risk Class of the Insured. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized Illustrations. Cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated using the Net Amount At Risk.
[6]	The guaranteed charge is not deducted on and after your Policy’s Monthly Deduction End Date.
[7]	Charges shown for the representative Insured may not be typical of the charges you will pay.
[8]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
[9]	The Coverage charge rate is based on the Age, sex, and Risk Class of the Insured on the Policy Date or date Rider is effective. It also varies with the Death Benefit Option you choose. Each Coverage Layer will have a corresponding Coverage charge related to the amount of the increase, based on the Age and Risk Class of the Insured at the time of the increase. If there is a reduction in the Face Amount of a Basic Life Coverage Layer, including decreases for any withdrawals, the Coverage charge for the effected Basic Life Coverage Layer will not change. For the current Coverage charge, we use a Coverage charge factor which may reduce the amount charged and varies by Policy duration. Ask your life insurance producer for information regarding this charge for your Policy. The Coverage charge for your Policy will be stated in the Policy Specifications.
[10]	Riders are described under the POLICY BENEFITS – Optional Riders and Benefits section in this prospectus. Rider charges are based on the Age and Risk Class of the person Insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.
[11]	In addition to the loan interest charge, the Loan Account Value that is used to secure Policy Debt will be credited interest at a minimum of 2.00% to help offset the loan interest charge of 2.25%. Loan interest on the Loan Account and Policy Debt accrues daily and any loan interest that has accrued is due on each Policy Anniversary. Any unpaid loan interest on each Policy Anniversary will be added to the Loan Account. On each Policy Anniversary, we transfer the excess of the Policy Debt over Loan Account Value from the Investment Options to the Loan Account. If the Loan Account Value is greater than Policy Debt, then such excess is transferred from the Loan Account to the Variable Options or the Fixed Options on a proportionate basis according to your most recent Allocation Instructions.